UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2017

Date of reporting period: April 30, 2017

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	FROST GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2017 (Unaudited)

Description	Shares	Value
COMMON STOCK§ — 99.1%
Consumer Discretionary — 26.9%
Amazon.com*	20,071	$18,565,474
Comcast, Cl A	151,000	5,917,690
Home Depot	68,590	10,706,899
Las Vegas Sands	85,000	5,014,150
Netflix*	26,500	4,033,300
Newell Brands	93,500	4,463,690
NIKE, Cl B	74,860	4,147,993
O’Reilly Automotive*	10,000	2,481,500
Priceline Group*	3,420	6,316,125
Starbucks	91,050	5,468,463
Time Warner	39,090	3,880,464
TJX	48,000	3,774,720
Walt Disney	37,610	4,347,716

		79,118,184

Consumer Staples — 3.1%
Costco Wholesale	33,132	5,881,593
Walgreens Boots Alliance	38,850	3,362,079

		9,243,672

Energy — 2.3%
Pioneer Natural Resources	20,750	3,589,543
Schlumberger	45,453	3,299,433

		6,888,976

Financials — 4.4%
BlackRock, Cl A	10,361	3,984,530
Charles Schwab	154,500	6,002,325
Moody’s	24,405	2,887,599

		12,874,454

Health Care — 13.7%
Allergan	15,830	3,860,304
Becton Dickinson	31,250	5,842,812
Bristol-Myers Squibb	65,665	3,680,523
Celgene*	63,460	7,872,213
Cigna	22,500	3,518,325
Edwards Lifesciences*	53,000	5,812,510
UnitedHealth Group	29,500	5,158,960
Zoetis, Cl A	84,735	4,754,481

		40,500,128

Industrials — 7.5%
Boeing	27,325	5,050,480
Canadian Pacific Railway	21,840	3,346,980
Danaher	74,750	6,228,917
Fortive	36,000	2,277,360
Southwest Airlines	92,000	5,172,240

		22,075,977

Information Technology — 38.3%
Alphabet, Cl A*	15,104	13,963,950
Alphabet, Cl C*	8,870	8,035,865
Apple	97,896	14,062,760
Electronic Arts*	42,500	4,029,850
Facebook, Cl A*	105,190	15,804,798
Lam Research	31,860	4,614,921
MasterCard, Cl A	83,410	9,702,251
Microsoft	140,500	9,618,630
NXP Semiconductors*	40,500	4,282,875
PayPal Holdings*	107,520	5,130,855
Salesforce.com*	69,135	5,953,906
ServiceNow*	30,000	2,834,400
Visa, Cl A	161,100	14,695,542

		112,730,603

Description	Shares	Value
Materials — 1.3%
Sherwin-Williams	11,200	$3,748,416

Real Estate — 1.6%
American Tower‡	36,500	4,596,810

Total Common Stock (Cost $181,948,290)		291,777,220

CASH EQUIVALENT — 3.5%
Federated Government Obligations Fund, Cl I, 0.650%** (Cost $10,389,673)	10,389,673	10,389,673

Total Investments — 102.6% (Cost $192,337,963)†		$302,166,893

Percentages are based on Net Assets of $294,506,227.

*	Non-income producing security.
**	Rate shown is the 7 day effective yield as of April 30, 2017.
§	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust

Cl – Class

†	At April 30, 2017, the tax basis cost of the Fund’s investments was $192,337,963, and the unrealized appreciation and depreciation were $110,682,192 and $(853,262), respectively.

As of April 30, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2017, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1900

THE ADVISORS’ INNER CIRCLE FUND II	FROST VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2017 (Unaudited)

Description	Shares	Value
COMMON STOCK § — 101.2%
Consumer Discretionary — 13.3%
Carnival	131,400	$8,116,578
Las Vegas Sands	112,374	6,628,942
Lowe’s	76,943	6,530,922
Walt Disney	51,014	5,897,219
Whirlpool	29,368	5,453,050

		32,626,711

Consumer Staples — 1.6%
Kroger	131,902	3,910,894

Energy — 11.5%
Chevron	62,850	6,706,095
Occidental Petroleum	103,721	6,382,990
Royal Dutch Shell ADR, Cl B	154,716	8,373,230
Valero Energy	106,841	6,902,997

		28,365,312

Financials — 25.8%
American Express	114,138	9,045,436
American International Group	124,225	7,566,545
Bank of New York Mellon	162,886	7,665,415
Capital One Financial	100,370	8,067,741
Citigroup	154,484	9,133,094
FNF Group	195,740	8,015,553
Nasdaq	130,233	8,969,147
Wells Fargo	92,268	4,967,709

		63,430,640

Health Care — 12.3%
AbbVie	131,708	8,684,825
Medtronic	80,331	6,674,703
Novartis ADR	86,875	6,691,981
Perrigo	37,908	2,802,918
Shire ADR	30,044	5,316,586

		30,171,013

Industrials — 14.8%
Boeing	20,684	3,823,024
Eaton	67,881	5,134,519
General Electric	218,928	6,346,723
Johnson Controls International	166,567	6,924,190
Kansas City Southern	72,203	6,503,324
Raytheon	50,186	7,789,369

		36,521,149

Information Technology — 16.0%
Cisco Systems	153,910	5,243,714
Corning	284,850	8,217,923
eBay*	153,801	5,138,491
Microsoft	95,877	6,563,739
Nielsen Holdings	165,524	6,808,002
Skyworks Solutions	75,332	7,513,614

		39,485,483

Materials — 3.2%
Dow Chemical	124,641	7,827,455

Real Estate — 2.7%
Weyerhaeuser ‡	196,133	6,643,025

Total Common Stock (Cost $220,060,036)		248,981,682

Description	Shares	Value
CASH EQUIVALENT — 2.4%
Federated Government Obligations Fund, Cl I, 0.650%** (Cost $6,040,170)	6,040,170	$6,040,170

Total Investments — 103.6% (Cost $226,100,206)†		$255,021,852

Percentages are based on Net Assets of $246,096,964.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of April 30,2017.
§	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust

ADR – American Depositary Receipt

Cl – Class

†	At April 30, 2017, the tax basis cost of the Fund’s investments was $226,100,206, and the unrealized appreciation and depreciation were $32,896,233 and $(3,974,587), respectively.

As of April 30, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2017, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1900

THE ADVISORS’ INNER CIRCLE FUND II	FROST MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2017 (Unaudited)

Description	Shares	Value
COMMON STOCK — 89.9%
Consumer Discretionary — 17.4%
Advance Auto Parts	1,551	$220,459
Best Buy	1,624	84,139
CalAtlantic Group	9,490	343,728
Chipotle Mexican Grill, Cl A*	735	348,735
Dollar Tree*	3,913	323,879
Gentex	14,167	292,549
Nordstrom	6,436	310,666
NVR*	125	263,906
Scripps Networks Interactive, Cl A	4,252	317,709
Urban Outfitters*	7,662	175,307

		2,681,077

Consumer Staples — 2.3%
Church & Dwight	7,199	356,566

Energy — 4.5%
Cabot Oil & Gas	10,100	234,724
Core Laboratories	1,393	154,372
Noble Energy	9,647	311,888

		700,984

Financials — 14.6%
Evercore Partners, Cl A	3,960	292,050
Huntington Bancshares	26,267	337,794
Lincoln National	3,714	244,864
M&T Bank	1,621	251,919
Progressive	9,108	361,770
Synovus Financial	10,869	454,324
TD Ameritrade Holding	8,064	308,609

		2,251,330

Health Care — 14.8%
Agilent Technologies	5,990	329,749
Cerner*	2,301	148,990
CR Bard	1,499	460,913
DexCom*	2,508	195,524
Laboratory Corp of America Holdings*	3,370	472,305
Mettler-Toledo International*	300	154,026
Varian Medical Systems*	1,765	160,156
Vertex Pharmaceuticals*	3,116	368,623

		2,290,286

Industrials — 12.9%
Alaska Air Group	1,710	145,504
Fluor	5,030	258,140
Hexcel	4,648	240,534
L3 Technologies	2,000	343,540
Masco	11,350	420,177
Middleby*	1,116	151,921
Roper Technologies	1,014	221,762
Ryder System	3,072	208,619

		1,990,197

Information Technology — 12.8%
Analog Devices	3,855	293,751
Arista Networks*	1,068	149,136
Cree*	7,686	168,170
Fidelity National Information Services	3,253	273,870
FLIR Systems	7,001	257,147
Juniper Networks	8,149	245,040
Red Hat*	3,537	311,539
Take-Two Interactive Software*	4,325	271,826

		1,970,479

Description	Shares/ Face Amount	Value
Materials — 4.4%
Albemarle	2,755	$300,047
Reliance Steel & Aluminum	2,849	224,558
Royal Gold	2,130	150,549

		675,154

Real Estate — 1.7%
Kimco Realty‡	12,665	256,973

Utilities — 4.5%
Aqua America	6,024	199,334
FirstEnergy	6,592	197,364
Great Plains Energy	5,605	165,852
WEC Energy Group	2,300	139,196

		701,746

Total Common Stock (Cost $11,239,953)		13,874,792

CORPORATE OBLIGATION — 1.6%
Information Technology — 1.6%
Micron Technology 3.000%, 11/15/43 (Cost $158,833)	$225,000	243,000

CASH EQUIVALENT — 8.4%
Federated Government Obligations Fund, Cl I, 0.650%** (Cost $1,295,417)	1,295,417	1,295,417

Total Investments — 99.9% (Cost $12,694,203)†		$15,413,209

Percentages are based on Net Assets of $15,421,024.

*	Non-income producing security.
**	Rate shown is the 7 day effective yield as of April 30, 2017.
‡	Real Estate Investment Trust

Cl	– Class

†	At April 30, 2017, the tax basis cost of the Fund’s investments was $12,694,203, and the unrealized appreciation and depreciation were $2,923,110 and $(204,104), respectively.

The following is a list of the level of inputs used as of April 30, 2017 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$13,874,792	$—	$—	$13,874,792
Cash Equivalent	1,295,417	—	—	1,295,417
Corporate Obligation	—	243,000	—	243,000

Total Investments in Securities	$15,170,209	$243,000	$—	$15,413,209

For the period ended April 30, 2017, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1900

THE ADVISORS’ INNER CIRCLE FUND II	FROST CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2017 (Unaudited)

Description	Shares	Value
REGISTERED INVESTMENT COMPANIES — 93.3%
Open-End Funds — 81.6%
American Beacon Small Capital Value Fund	847	$23,682
American Beacon Stephens Small Capital
Growth Fund	1,380	24,102
Artisan High Income Fund	3,547	35,825
Cohen & Steers Institutional Realty Shares	534	23,326
Frost Credit Fund, Institutional Class
Shares*	3,588	35,591
Frost Growth Equity Fund, Institutional
Class Shares*	5,191	72,830
Frost Low Duration Bond Fund,
Institutional Class Shares*	4,631	47,418
Frost Total Return Bond Fund, Institutional
Class Shares*	24,653	258,365
Frost Value Equity Fund, Institutional Class
Shares*	3,487	35,640
Hartford Floating Rate Fund	4,076	35,585
Hartford World Bond Fund	6,880	71,204
John Hancock Funds III - Disciplined Value
Mid Capital Fund	1,055	23,505
Lazard International Equity Portfolio	2,090	36,777
T. Rowe Price Mid-Capital Growth Fund	291	24,196
Vanguard Total Bond Market Index Fund	24,057	258,376

		1,006,422

Exchange Traded Funds — 11.7%
iShares MSCI EAFE Growth ETF	341	24,406
PowerShares Dynamic Large Capital Value Portfolio	1,015	35,799
Vanguard FTSE Emerging Markets ETF	895	36,104
Vanguard Short-Term Investment Grade Fund	4,445	47,477

		143,786

Total Registered Investment Companies (Cost $1,129,199)		1,150,208

CASH EQUIVALENT — 7.2%
Federated Government Obligations Fund, Cl I, 0.650%** (Cost $89,036)	89,036	89,036

Total Investments — 100.5% (Cost $1,218,235)†		$1,239,244

Percentages are based on Net Assets of $1,232,919.

*	Affiliated investment is a registered investment company which is managed by Frost Investment Advisors, LLC (the “Adviser”) or an affiliate of the Adviser or which is distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the period ended April 30, 2017 are as follows:

Value of Shares Held as of 7/31/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain(Loss)	Value of Shares Held as of 4/30/17	Dividend Income
Frost Credit Fund
$ 50,118	$12,274	$(27,909)	$2,640	$(1,532)	$35,591	$1,511
Frost Growth Equity Fund
$ 101,300	$34,750	$(64,708)	$10,248	$(8,760)	$72,830	$156
Frost Low Duration Bond Fund
$—	$74,324	$(27,142)	$152	$84	$47,418	$377
Frost Total Return Bond Fund
$ 333,202	$177,968	$(252,905)	$5,034	$(4,934)	$258,365	$8,800
Frost Value Equity Fund
$ 87,992	$14,876	$(67,717)	$5,686	$(5,197)	$35,640	$1,467

**	Rate shown is the 7-day effective yield as of April 30, 2017.

Cl – Class

EAFE – Europe, Australasia and Far East

ETF – Exchange Traded Fund

FTSE – Financial Times and London Stock Exchange

MSCI – Morgan Stanley Capital International

†	At April 30, 2017, the tax basis cost of the Fund’s investments was $1,218,235, and the unrealized appreciation and depreciation were $23,983 and $(2,974), respectively.

As of April 30, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2017, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1900

THE ADVISORS’ INNER CIRCLE FUND II	FROST MODERATE ALLOCATION FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2017 (Unaudited)

Description	Shares	Value
REGISTERED INVESTMENT COMPANIES — 97.0%
Open-End Funds — 80.1%
American Beacon Small Capital Value Fund	8,346	$233,271
American Beacon Stephens Small Capital Growth Fund	13,363	233,313
Artisan High Income Fund	15,412	155,658
Cohen & Steers Institutional Realty Shares	4,601	200,984
Frost Credit Fund, Institutional Class Shares*	12,996	128,921
Frost Growth Equity Fund, Institutional Class Shares*	50,788	712,556
Frost Low Duration Bond Fund, Institutional Class Shares*	10,060	103,010
Frost Total Return Bond Fund, Institutional Class Shares*	39,124	410,022
Frost Value Equity Fund, Institutional Class Shares*	34,372	351,277
Hartford Floating Rate Fund	20,659	180,357
Hartford World Bond Fund	24,917	257,889
John Hancock Funds III - Disciplined Value Mid Capital Fund	10,359	230,792
Lazard International Equity Portfolio	11,947	210,261
T. Rowe Price International Discovery Fund	1,729	105,452
T. Rowe Price Mid-Capital Growth Fund	2,825	234,550
Vanguard Total Bond Market Index Fund	38,179	410,041

		4,158,354

Exchange Traded Funds — 16.9%
iShares MSCI EAFE Growth ETF	2,960	211,847
PowerShares Dynamic Large Capital Value Portfolio	10,001	352,735
Vanguard FTSE Emerging Markets ETF	6,475	261,202
Vanguard Short-Term Investment Grade Fund	4,832	51,601

		877,385

Total Registered Investment Companies (Cost $4,860,256)		5,035,739

CASH EQUIVALENT — 3.0%
Federated Government Obligations Fund, Cl I, 0.650%** (Cost $155,490)	155,490	155,490

Total Investments — 100.0% (Cost $5,015,746)†		$5,191,229

Percentages are based on Net Assets of $5,190,383.
*	Affiliated investment is a registered investment company which is managed by Frost Investment Advisors, LLC (the “Adviser”) or an affiliate of the Adviser or which is distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the period ended April 30, 2017 are as follows:

Value of Shares Held as of 7/31/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value of Shares Held as of 4/30/17	Dividend Income
Frost Credit Fund
$ 484,808	$34,088	$(397,072)	$5,572	$1,525	$128,921	$11,009
Frost Growth Equity Fund
$ 1,717,209	$394,612	$(1,344,477)	$211,124	$(265,912)	$712,556	$1,272
Frost Low Duration Bond Fund
$ —	$112,702	$(9,787)	$74	$21	$103,010	$490
Frost Total Return Bond Fund
$ 976,654	$37,254	$(596,272)	$12,946	$(20,560)	$410,022	$18,553
Frost Value Equity Fund
$ 1,251,334	$72,943	$(961,368)	$102,315	$(113,947)	$351,277	$19,623

**	Rate shown is the 7-day effective yield as of April 30, 2017.

Cl – Class

EAFE – Europe, Australasia and Far East

ETF – Exchange Traded Fund

FTSE – Financial Times and London Stock Exchange

MSCI – Morgan Stanley Capital International

†	At April 30, 2017, the tax basis cost of the Fund’s investments was $5,015,746, and the unrealized appreciation and depreciation were $182,137 and $(6,654), respectively.

As of April 30, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2017, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1900

THE ADVISORS’ INNER CIRCLE FUND II	FROST AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2017 (Unaudited)

Description	Shares	Value
REGISTERED INVESTMENT COMPANIES — 97.4%
Open-End Funds — 77.4%
American Beacon Small Capital Value Fund	2,807	$78,452
American Beacon Stephens Small Capital Growth Fund	3,752	65,504
Artisan High Income Fund	1,290	13,034
Cohen & Steers Institutional Realty Shares	1,458	63,678
Frost Credit Fund, Institutional Class Shares*	2,613	25,920
Frost Growth Equity Fund, Institutional Class Shares*	14,708	206,353
Frost Low Duration Bond Fund, Institutional Class Shares*	2,526	25,867
Frost Total Return Bond Fund, Institutional Class Shares*	4,948	51,854
Frost Value Equity Fund, Institutional Class Shares*	9,923	101,411
Hartford Floating Rate Fund	2,964	25,874
Hartford World Bond Fund	3,756	38,877
John Hancock Funds III - Disciplined Value Mid Capital Fund	4,658	103,772
Lazard International Equity Portfolio	3,794	66,773
T. Rowe Price International Discovery Fund	652	39,796
T. Rowe Price Mid-Capital Growth Fund	633	52,574
Vanguard Total Bond Market Index Fund	4,813	51,692

		1,011,431

Exchange Traded Funds — 20.0%
iShares MSCI EAFE Growth ETF	931	66,632
PowerShares Dynamic Large Capital Value Portfolio	2,888	101,860
Vanguard FTSE Emerging Markets ETF	2,280	91,975

		260,467

Total Registered Investment Companies (Cost $1,213,535)		1,271,898

CASH EQUIVALENT — 3.2%
Federated Government Obligations Fund, Cl I, 0.650%** (Cost $41,913)	41,913	41,913

Total Investments — 100.6% (Cost $1,255,448)†		$1,313,811

Percentages are based on Net Assets of $1,306,617.
*	Affiliated investment is a registered investment company which is managed by Frost Investment Advisors, LLC (the “Adviser”) or an affiliate of the Adviser or which is distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the period ended April 30, 2017 are as follows:

Value of Shares Held as of 7/31/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value of Shares Held as of 4/30/17	Dividend Income	Capital Gain Distributions
Frost Credit Fund
$237,970	$5,133	$(220,682)	$1,368	$2,131	$25,920	$7,284	$5,233
Frost Growth Equity Fund
$ 1,051,265	$165,078	$(943,414)	$77,454	$(144,030)	$206,353	$2,663	$463
Frost Low Duration Bond Fund
$ —	$25,918	$—	$(51)	$—	$25,867	$4,699	$34
Frost Total Return Bond Fund
$370,587	$6,068	$(319,938)	$5,524	$(10,387)	$51,854	$18,085	$5,982
Frost ValueEquity Fund
$911,108	$59,077	$(850,030)	$42,099	$(60,843)	$101,411	$11,060	$14,251

**	Rate shown is the 7-day effective yield as of April 30, 2017.

Cl – Class

EAFE – Europe, Australasia and Far East

ETF – Exchange Traded Fund

FTSE – Financial Times and London Stock Exchange

MSCI – Morgan Stanley Capital International

†	At April 30, 2017, the tax basis cost of the Fund’s investments was $1,255,448, and the unrealized appreciation and depreciation were $59,777 and $(1,414), respectively.

As of April 30, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2017, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1900

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2017 (Unaudited)

Description	Face Amount	Value
MORTGAGE-BACKED SECURITIES — 30.8%
Agency Mortgage-Backed Obligation — 12.3%
FHLMC
6.000%, 05/01/26	$500,376	$565,871
5.500%, 12/01/37	207,649	233,572
5.000%, 04/01/24	267,634	292,224
3.083%, 01/01/45 (A)	11,460,659	11,803,329
2.879%, 02/01/37 (A)	2,034,994	2,137,788
2.851%, 08/01/37 (A)	573,466	605,087
2.355%, 06/01/43 (A)	12,295,600	12,472,207
FHLMC REMIC, Ser 2010-3695, Cl DI, IO
4.500%, 05/15/30	1,485,602	146,176
FHLMC REMIC, Ser 2010-3747, Cl HX
4.500%, 11/15/39	10,000,000	10,916,214
FHLMC REMIC, Ser 2011-3834, Cl AI, IO
4.000%, 02/15/29	1,709,178	51,476
FHLMC REMIC, Ser 2011-3875, Cl GK
2.250%, 06/15/26	883,138	884,060
FHLMC REMIC, Ser 2011-3898, Cl FC
1.504%, 11/15/36 (A)	3,123,781	3,147,422
FHLMC, Ser 2012-293, Cl IO, IO
4.000%, 11/15/32	2,722,206	447,927
FHLMC, Ser 2012-3996, Cl QL
4.000%, 02/15/42	9,034,408	9,706,594
FHLMC, Ser 2012-4029, Cl LI, IO
3.000%, 01/15/27	12,189,637	1,021,488
FHLMC, Ser 2012-4054, Cl HI, IO
3.000%, 05/15/26	8,908,797	587,705
FHLMC, Ser 2012-4077, Cl AI, IO
3.000%, 01/15/27	20,014,171	1,602,401
FHLMC, Ser 2012-4106, Cl YI, IO
2.500%, 09/15/27	6,184,692	511,126
FHLMC, Ser 2012-4134, Cl BI, IO
2.500%, 11/15/27	20,021,864	1,629,585
FHLMC, Ser 2012-4136, Cl PI, IO
3.000%, 11/15/32	29,109,002	3,778,640
FHLMC, Ser 2012-4148, Cl LI, IO
2.500%, 12/15/27	11,963,985	954,234
FHLMC, Ser 2013-4213, Cl IG, IO
4.000%, 06/15/43	27,143,866	4,398,533
FHLMC, Ser 2014-4349, Cl KI, IO
3.000%, 04/15/33	19,339,128	1,939,281
FHLMC, Ser 2015-4492, Cl MA
4.000%, 07/15/43	5,739,410	6,100,360
FHLMC, Ser 2016-4572, Cl LG
2.500%, 08/15/45	4,493,108	4,518,320
FNMA
5.500%, 07/01/36 to 12/01/47	426,169	465,935
5.000%, 04/01/19 to 05/01/35	809,292	845,626
4.500%, 02/01/39 to 08/01/41	11,348,057	12,284,785
3.500%, 10/01/40 to 08/01/46	20,716,695	21,330,114
3.313%, 02/01/42 (A)	5,665,478	5,907,492
3.000%, 10/01/46 to 11/01/46	29,274,111	29,260,245
2.845%, 01/01/38 (A)	5,321,294	5,624,376
2.818%, 07/01/37 (A)	3,187,187	3,349,681
2.793%, 10/01/42 (A)	6,312,535	6,498,649
2.710%, 08/01/23	281,498	287,671
2.500%, 11/01/31	23,958,422	24,139,944
FNMA REMIC, Ser 2005-66, Cl FD
1.291%, 07/25/35 (A)	1,337,121	1,335,374
FNMA REMIC, Ser 2011-103, Cl GI, IO
3.500%, 10/25/26	6,006,191	583,712

Description	Face Amount	Value
FNMA REMIC, Ser 2011-121, Cl JP
4.500%, 12/25/41	$649,395	$694,069
FNMA REMIC, Ser 2012-13, Cl JP
4.500%, 02/25/42	732,278	776,206
FNMA STRIPS, Ser 2009-397, Cl 2, IO
5.000%, 09/25/39	2,408,737	501,313
FNMA STRIPS, Ser 2009-400, Cl 2, IO
4.500%, 11/25/39	3,607,271	734,350
FNMA STRIPS, Ser 2010-404, Cl 2, IO
4.500%, 05/25/40	4,161,830	860,378
FNMA STRIPS, Ser 2010-405, Cl 2, IO
4.000%, 10/25/40	4,651,340	915,595
FNMA STRIPS, Ser 2011-407, Cl 2, IO
4.000%, 03/25/41	7,113,097	1,374,404
FNMA STRIPS, Ser 2015-421, Cl C1, IO
3.000%, 05/25/30	13,120,250	1,356,808
FNMA, Ser 2011-146, Cl AY
3.500%, 01/25/32	5,000,000	5,120,944
FNMA, Ser 2011-4, Cl PI, IO
5.000%, 04/25/40	2,842,100	309,740
FNMA, Ser 2012-100, Cl I, IO
2.500%, 07/25/22	7,566,474	370,757
FNMA, Ser 2012-31, Cl LI, IO
4.000%, 07/25/40	9,655,810	819,643
FNMA, Ser 2012-410, Cl C5, IO
3.500%, 05/25/27	22,501,413	1,930,851
FNMA, Ser 2012-61, Cl KI, IO
4.000%, 12/25/41	8,833,913	1,596,508
FNMA, Ser 2012-68, Cl GY
3.000%, 07/25/32	5,000,000	5,063,880
FNMA, Ser 2013-104, Cl TI, IO
3.000%, 08/25/32	8,033,156	683,103
FNMA, Ser 2013-36, Cl MH
2.500%, 12/25/36	10,000,000	9,926,332
FNMA, Ser 2013-5, Cl BD
2.000%, 03/25/40	2,937,565	2,918,706
FNMA, Ser 2014-40, Cl GI, IO
3.000%, 06/25/33	15,533,259	1,947,468
FNMA, Ser 2014-59, Cl CI, IO
3.000%, 08/25/40	5,964,787	787,659
GNMA
4.500%, 06/15/39	820,581	880,731
2.125%, 09/20/40 (A)	1,062,215	1,090,968
GNMA REMIC, Ser 2009-108, Cl WG
4.000%, 09/20/38	609,095	625,891
GNMA REMIC, Ser 2011-125, Cl BI, IO
4.000%, 12/20/30	9,500,213	651,603
GNMA, Ser 2010-138, Cl PI, IO
4.000%, 08/20/38	1,157,985	70,755
GNMA, Ser 2012-10, Cl LD
3.000%, 07/20/40	3,747,729	3,873,780
GNMA, Ser 2012-65, Cl AI, IO
3.500%, 03/20/36	3,382,138	189,104
GNMA, Ser 2013-144, Cl UB
3.500%, 10/16/28	699,167	726,234
GNMA, Ser 2013-170, Cl QI, IO
5.500%, 11/20/43 (A)	28,183,236	5,609,949
GNMA, Ser 2013-36, Cl GD
3.000%, 03/20/43	2,000,000	2,013,129
GNMA, Ser 2013-42, Cl MI, IO
3.500%, 04/20/41	5,979,298	688,621

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2017 (Unaudited)

Description	Face Amount	Value
GNMA, Ser 2013-62, Cl NI, IO
4.000%, 08/20/40	$14,000,797	$1,676,944
GNMA, Ser 2014-151, Cl HI, IO
3.500%, 07/20/39	19,500,024	1,243,637
GNMA, Ser 2014-32, Cl CI, IO
4.000%, 03/20/43	7,345,700	998,523
GNMA, Ser 2014-44, Cl IO, IO
4.000%, 11/16/26	22,731,936	2,187,785
GNMA, Ser 2015-134, Cl LV
3.500%, 12/20/26	2,644,387	2,781,751
GNMA, Ser 2015-17, Cl JI, IO
3.500%, 05/20/28	21,506,046	1,888,132
GNMA, Ser 2016-H14, Cl FA
1.630%, 06/20/66 (A)	3,092,474	3,108,748

		261,360,223

Commercial Mortgage-Backed Obligation — 16.5%
A10 Securitization, Ser 2013-2, Cl B
4.380%, 11/15/27 (B)	2,000,000	1,991,965
A10 Securitization, Ser 2013-2, Cl C
5.120%, 11/15/27 (B)	1,500,000	1,498,351
Banc of America Commercial Mortgage Trust, Ser 2007-3, Cl AJ
5.761%, 06/10/49 (A)	1,708,342	1,718,175
Banc of America Commercial Mortgage Trust, Ser 2008-1, Cl AJ
6.274%, 02/10/51 (A)	7,390,000	7,472,504
Banc of America Commercial Mortgage Trust, Ser 2008-1, Cl B
6.274%, 02/10/51 (A)(B)	4,925,000	4,895,108
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-6, Cl H
5.401%, 09/10/47 (A)	1,443,323	1,439,864
BBCMS Trust, Ser 2015-STP, Cl D
4.427%, 09/10/28 (A)(B)	5,000,000	5,031,841
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-T26, Cl AJ
5.566%, 01/12/45 (A)	9,150,000	8,869,258
Citigroup Commercial Mortgage Trust, Ser 2015-GC31, Cl C
4.199%, 06/10/48 (A)	5,000,000	4,849,860
Commercial Mortgage Trust, Ser 2012-CR2, Cl C
4.855%, 08/15/45 (A)	1,000,000	1,055,614
Commercial Mortgage Trust, Ser 2014-LC15, Cl D
4.945%, 04/10/47 (A)(B)	9,500,000	8,056,885
Credit Suisse Commercial Mortgage Trust, Ser 2007-C4, Cl A1AJ
5.958%, 09/15/39 (A)	5,000,000	5,073,487
Credit Suisse Commercial Mortgage Trust, Ser 2007-C4, Cl AJ
5.958%, 09/15/39 (A)	5,000,000	5,076,913
Credit Suisse Commercial Mortgage Trust, Ser 2008-C1, Cl D
6.062%, 02/15/41 (A)(B)	5,000,000	601,867
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl AMFL
1.244%, 04/15/37 (A)	636,233	560,741
Credit Suisse First Boston Mortgage Securities, Ser 2005-C5, Cl F
5.100%, 08/15/38 (A)	4,850,000	4,807,821

Description	Face Amount	Value
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl C
5.686%, 11/10/46 (A)(B)	$1,000,000	$1,100,985
FHLMC, Ser 2015-4457, Cl EI, IO
3.500%, 02/15/45	3,273,896	406,237
FHLMC, Ser 2017-4655, Cl HA
3.500%, 01/15/42	18,780,628	19,356,588
FHLMC, Ser 2017-4662, Cl VC
3.500%, 08/15/35	5,000,000	5,156,600
FHLMC, Ser 2017-4679, Cl HA
4.000%, 06/15/44	10,000,000	10,537,500
FNMA, Ser 2010-155, Cl JC
4.000%, 12/25/39	25,000,000	26,704,390
FNMA, Ser 2017-4, Cl VD
3.500%, 06/25/37	10,000,000	10,305,800
FREMF Mortgage Trust, Ser 2011-K15, Cl B
4.949%, 08/25/44 (A)(B)	4,000,000	4,364,703
FREMF Mortgage Trust, Ser 2012-K21, Cl C
3.938%, 07/25/45 (A)(B)	5,000,000	5,096,775
FREMF Mortgage Trust, Ser 2012-K22, Cl C
3.686%, 08/25/45 (A)(B)	4,500,000	4,552,988
FREMF Mortgage Trust, Ser 2012-K710, Cl C
3.822%, 06/25/47 (A)(B)	2,000,000	2,035,180
FREMF Mortgage Trust, Ser 2013-K26, Cl C
3.722%, 12/25/45 (A)(B)	5,000,000	4,910,102
FREMF Mortgage Trust, Ser 2015-K720, Cl B
3.505%, 07/25/22 (A)(B)	5,000,000	4,965,560
FREMF Mortgage Trust, Ser 2015-K720, Cl C
3.505%, 07/25/22 (A)(B)	8,000,000	7,288,718
FREMF Mortgage Trust, Ser 2015-K721, Cl C
3.681%, 11/25/47 (A)(B)	14,000,000	13,243,094
FREMF Mortgage Trust, Ser 2016-K54, Cl C
4.189%, 02/25/26 (A)(B)	5,000,000	4,511,077
FREMF Mortgage Trust, Ser 2016-K57, Cl C
4.053%, 08/25/49 (A)(B)	7,180,000	6,424,212
GS Mortgage Securities Trust, Ser 2017-G5
3.826%, 03/10/17	3,500,000	3,676,406
Impact Funding, Ser 2001-AA, Cl B
5.114%, 07/25/33 (A)(B)	117,323	121,215
Impact Funding, Ser 2001-AA, Cl C
5.314%, 07/25/33 (A)(B)	293,310	291,383
Impact Funding, Ser 2001-AA, Cl D
5.774%, 07/25/33 (A)(B)	87,994	82,344
JPMorgan Mortgage Trust, Ser 2016-4, Cl A3
3.500%, 10/25/46 (A)(B)	2,321,581	2,355,225
JPMorgan Mortgage Trust, Ser 2017-1, Cl A3
3.500%, 01/25/47 (A)(B)	2,462,108	2,516,275
JPMDB Commercial Mortgage Securities Trust, Ser 2016-C2, Cl C
3.557%, 06/15/49 (A)	3,328,000	3,165,979
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl AMS
5.337%, 05/15/47	3,000,000	2,974,524
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl AJ
6.066%, 02/15/51 (A)	5,000,000	4,750,150

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2017 (Unaudited)

Description	Face Amount	Value
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl J
5.999%, 02/15/51 (A)(B)(C)	$111,787	$—
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LDPX, Cl AM
5.464%, 01/15/49 (A)	5,716,442	5,713,615
JPMorgan Chase Commercial Mortgage Securities, Ser 2016-WSP
4.912%, 08/15/33	4,000,000	4,029,860
LB-UBS Commercial Mortgage Trust, Ser 2006-C4, Cl E
6.064%, 06/15/38 (A)	3,000,000	3,000,083
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl E
5.582%, 02/15/40 (A)	4,000,000	3,983,986
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl AJ
6.181%, 07/15/40 (A)	1,000,000	1,029,549
LB-UBS Commercial Mortgage Trust, Ser 2007-C7, Cl C
6.456%, 09/15/45 (A)	10,450,000	8,859,244
LStar Commercial Mortgage Trust, Ser 2014-2, Cl D
5.005%, 01/20/41 (A)(B)	3,752,000	3,729,429
LStar Commercial Mortgage Trust, Ser 2016-4, Cl AS
3.188%, 11/10/25	3,000,000	2,912,171
Merrill Lynch Mortgage Trust, Ser 2007- C1, Cl AM
5.841%, 06/12/50 (A)	3,000,000	2,968,987
ML-CFC Commercial Mortgage Trust, Ser 2006-4, Cl B
5.303%, 12/12/49 (A)	6,266,201	6,259,611
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C29, Cl C
4.911%, 05/15/49 (A)	2,413,000	2,508,017
Morgan Stanley Capital I, Ser 2007-T25, Cl AJ
5.574%, 11/12/49 (A)	173,358	175,092
Morgan Stanley Capital I, Ser 2007-T27, Cl AJ
5.791%, 06/11/42 (A)	10,000,000	10,442,617
Morgan Stanley Capital I, Ser 2007-T27, Cl B
5.791%, 06/11/42 (A)(B)	500,000	504,382
Morgan Stanley Capital I, Ser 2011-C1, Cl C
5.433%, 09/15/47 (A)(B)	2,000,000	2,176,827
RAIT Trust, Ser 2015-FL5, Cl C
5.644%, 01/15/31 (A)(B)	4,000,000	3,988,436
Resource Capital, Ser 2015-CRE3, Cl C
4.093%, 03/15/32 (A)(B)	5,000,000	4,960,644
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl C
5.547%, 05/10/45 (A)(B)	4,750,000	5,060,001
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl E
4.885%, 05/10/63 (A)(B)	15,254,806	14,730,922
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl C
5.123%, 08/10/49 (A)(B)	3,000,000	3,159,203

Description	Face Amount	Value
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl D
4.496%, 12/10/45 (A)(B)	$13,384,000	$13,010,408
Velocity Commercial Capital Loan Trust, Ser 2011-1
4.982%, 08/25/40 (A)(B)	1,210,086	1,274,415
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl AJ
5.413%, 12/15/43 (A)	4,453,316	4,508,984
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl C
5.483%, 12/15/43 (A)	5,000,000	4,956,852
Wells Fargo Commercial Mortgage Trust, Ser 2016-BNK1, Cl ASB
2.514%, 08/15/49	1,000,000	982,942
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl C
4.721%, 01/15/59 (A)	5,000,000	4,913,276
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl D
3.788%, 01/15/59 (A)(B)	2,000,000	1,550,997
Wells Fargo Commercial Mortgage Trust, Ser 2016-C34, Cl B
4.089%, 06/15/49	5,000,000	5,176,434
Wells Fargo Commercial Mortgage Trust, Ser 2016-C35, Cl ASB
2.788%, 07/15/48	2,000,000	1,992,189
Wells Fargo Commercial Mortgage Trust, Ser 2016-LC24, Cl ASB
2.825%, 10/15/49	3,000,000	2,989,566
Wells Fargo Commercial Mortgage Trust, Ser 2017-RC1, Cl A4
3.631%, 01/15/60	3,788,000	3,928,233
WFRBS Commercial Mortgage Trust, Ser 2013-UBS1, Cl C
4.627%, 03/15/46 (A)	3,000,000	3,181,398

		352,552,634

Non-Agency Residential Mortgage-Backed Obligation — 2.0%
Carrington Mortgage Loan Trust, Ser 2007-FRE1, Cl M8
2.461%, 02/25/37 (A)(C)	1,000,000	—
FirstKey Mortgage Trust, Ser 2015-1, Cl A3
3.500%, 03/25/45 (A)(B)	6,816,675	6,809,953
Sequoia Mortgage Trust, Ser 2013-4, Cl AIO1, IO
0.900%, 04/25/43 (A)(B)	235,228,655	7,963,572
Sequoia Mortgage Trust, Ser 2017-2, Cl A4
3.500%, 03/25/47 (A)(B)	3,935,692	4,014,713
WinWater Mortgage Loan Trust, Ser 2014-1, Cl A1
3.924%, 06/20/44 (A)(B)	4,376,344	4,517,153
WinWater Mortgage Loan Trust, Ser 2014-2, Cl A1
4.000%, 09/20/44 (A)(B)	3,375,171	3,442,833
WinWater Mortgage Loan Trust, Ser 2014-3, Cl A3
3.500%, 11/20/44 (A)(B)	4,103,740	4,160,371
WinWater Mortgage Loan Trust, Ser 2015-2, Cl A11
3.500%, 02/20/45 (A)(B)	5,242,327	5,313,098

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2017 (Unaudited)

Description	Face Amount	Value
WinWater Mortgage Loan Trust, Ser 2015-3, Cl A3
3.500%, 03/20/45 (A)(B)	$5,745,488	$5,814,388

		42,036,081

Total Mortgage-Backed Securities (Cost $681,805,428)		655,948,938

U.S. TREASURY OBLIGATIONS — 22.9%
U.S. Treasury Inflationary Protection Security
1.125%, 01/15/21	5,568,000	5,851,400
1.000%, 02/15/46	5,140,500	5,265,682
0.125%, 04/15/20	1,040,240	1,052,478
U.S. Treasury Notes
2.500%, 05/15/24 to 02/15/46	35,000,000	34,742,970
2.375%, 08/15/24	50,000,000	50,832,050
2.250%, 11/15/24 to 08/15/46	120,000,000	119,103,355
2.000%, 04/30/24 to 11/15/26	115,000,000	113,016,420
1.625%, 02/15/26 to 05/15/26	30,000,000	28,434,960
1.500%, 08/15/26	30,000,000	28,054,680
1.375%, 01/15/20	25,000,000	24,981,450
1.015%, 10/31/17 (A)	1,500,000	1,501,530
1.000%, 11/30/18	75,000,000	74,736,300
U.S. Treasury STRIPS
3.083%, 02/15/46	1,000,000	413,259

Total U.S. Treasury Obligations (Cost $492,082,573)		487,986,534

CORPORATE OBLIGATIONS — 13.4%
Consumer Discretionary — 1.6%
Block Financial
4.125%, 10/01/20	5,000,000	5,134,785
Choice Hotels International
5.750%, 07/01/22	5,179,000	5,683,952
General Motors Financial
4.000%, 01/15/25	9,000,000	9,061,947
Lear
5.250%, 01/15/25	1,500,000	1,590,970
McDonald’s MTN
2.625%, 01/15/22	3,000,000	3,015,315
Mohawk Industries
3.850%, 02/01/23	5,975,000	6,141,703
Valeant Pharmaceuticals International
6.750%, 08/15/18 (B)	2,819,000	2,811,953
Volkswagen Group of America Finance
2.125%, 05/23/19 (B)	1,000,000	998,059

		34,438,684

Energy — 3.9%
Apache Finance Canada
7.750%, 12/15/29	4,138,000	5,448,335
Hiland Partners Holdings
5.500%, 05/15/22 (B)	10,030,000	10,443,737
Lukoil International Finance BV
4.563%, 04/24/23	3,000,000	3,081,894
Noble Holding International
6.050%, 03/01/41	10,362,000	7,253,400
5.750%, 03/16/18	1,000,000	1,011,240
Northern Oil and Gas
8.000%, 06/01/20	6,140,000	5,057,825

Description	Face Amount	Value
Petrobras Global Finance BV
8.750%, 05/23/26	$1,000,000	$1,166,000
Pioneer Natural Resources
3.950%, 07/15/22	10,450,000	11,019,922
Seadrill
6.125%, 09/15/17	300,000	108,000
6.125%, 09/15/17 (B)	9,750,000	3,510,000
Southwestern Energy
7.500%, 02/01/18	153,000	159,503
Transocean
6.500%, 11/15/20	19,277,000	19,566,155
Weatherford International
4.500%, 04/15/22	8,835,000	8,349,075
Williams Partners
4.875%, 05/15/23	5,000,000	5,150,000
4.875%, 03/15/24	2,600,000	2,697,500

		84,022,586

Financials — 4.4%
Assured Guaranty US Holdings
5.000%, 07/01/24	7,272,000	7,855,520
Capital One Financial
4.200%, 10/29/25	500,000	503,502
Deutsche Bank
7.500%, 12/29/49 (A)	1,000,000	1,016,250
Enova International
9.750%, 06/01/21	17,000,000	17,340,000
Farmers Exchange Capital
7.050%, 07/15/28 (B)	6,075,000	7,574,528
First American Financial
4.300%, 02/01/23	1,000,000	1,017,792
Genworth Holdings
7.625%, 09/24/21	11,380,000	10,839,450
Navient MTN
5.500%, 01/25/23	14,000,000	13,850,900
4.650%, 12/15/20 (A)	3,525,000	3,366,375
Royal Bank of Canada MTN
7.350%, 06/21/17	2,300,000	2,300,000
6.800%, 06/07/17	2,000,000	2,030,000
6.400%, 05/17/17	2,000,000	2,019,000
Royal Bank of Scotland Group
7.500%, 12/29/49 (A)	4,000,000	4,142,500
Societe Generale
5.000%, 01/17/24 (B)	4,025,000	4,242,479
TMX Finance
8.500%, 09/15/18 (B)	8,960,000	8,422,400
Wachovia
6.605%, 10/01/25	5,650,000	6,757,643

		93,278,339

Health Care — 0.3%
Abbott Laboratories
3.250%, 04/15/23	5,200,000	5,241,486
CHS
8.000%, 11/15/19	1,250,000	1,216,425

		6,457,911

Industrials — 0.5%
Burlington Northern Santa Fe
7.290%, 06/01/36	5,000,000	7,035,860
Flowserve
4.000%, 11/15/23	1,000,000	1,039,810
Icahn Enterprises
4.875%, 03/15/19	1,000,000	1,012,500

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2017 (Unaudited)

Description	Face Amount	Value
IDEX
4.200%, 12/15/21	$100,000	$104,297
Intelsat Jackson Holdings
8.000%, 02/15/24 (B)	1,000,000	1,075,000

		10,267,467

Information Technology — 1.8%
BMC Software
7.250%, 06/01/18	17,347,000	17,867,410
BMC Software Finance
8.125%, 07/15/21 (B)	250,000	254,220
DynCorp International PIK
11.875%, 11/30/20 (D)	6,742,384	6,742,384
Harris
5.550%, 10/01/21	1,168,000	1,300,989
Keysight Technologies
4.550%, 10/30/24	1,000,000	1,040,432
Motorola Solutions
7.500%, 05/15/25	7,493,000	8,891,284
Western Digital Corp
10.500%, 04/01/24	1,000,000	1,177,500

		37,274,219

Materials — 0.4%
Packaging Corp of America
4.500%, 11/01/23	8,817,000	9,471,847

Real Estate — 0.2%
Avison Young Canada
9.500%, 12/15/21 (B)	4,250,000	4,202,188

Sovereign Debt — 0.1%
Mexico Government International Bond
MTN
3.625%, 03/15/22	1,000,000	1,031,000
Ukraine Government International Bond
7.750%, 09/01/19	1,000,000	1,020,040

		2,051,040

Telecommunication Services — 0.2%
Unison Ground Lease Funding
5.780%, 03/15/20 (B)	4,000,000	3,766,759

Total Corporate Obligations (Cost $281,148,503)		285,231,040

ASSET-BACKED SECURITIES — 12.1%
Automotive — 8.6%
American Credit Acceptance Receivables
Trust, Ser 2014-1, Cl D
5.200%, 04/12/21 (B)	1,750,000	1,756,624
American Credit Acceptance Receivables
Trust, Ser 2014-2, Cl D
4.960%, 05/10/21 (B)	3,750,000	3,769,359
American Credit Acceptance Receivables
Trust, Ser 2014-3, Cl D
4.700%, 11/10/21 (B)	3,000,000	3,031,223
American Credit Acceptance Receivables
Trust, Ser 2014-4, Cl D
5.240%, 02/10/22 (B)	7,000,000	7,155,238
American Credit Acceptance Receivables
Trust, Ser 2015-3, Cl C
4.840%, 10/12/21 (B)	5,000,000	5,147,334

Description	Face Amount	Value
American Credit Acceptance Receivables Trust, Ser 2016-2, Cl D
8.150%, 01/12/23 (B)	$3,250,000	$3,295,820
American Credit Acceptance Receivables Trust, Ser 2016-3, Cl C
4.260%, 08/12/22 (B)	750,000	764,331
Avery Point IV CLO, Ser 2017-1A, Cl BR
2.756%, 04/25/26 (A)(B)	7,500,000	7,500,000
CarFinance Capital Auto Trust, Ser 2014-2A, Cl D
4.280%, 11/16/20 (B)	3,610,000	3,567,463
CarFinance Capital Auto Trust, Ser 2015-1A, Cl D
4.660%, 06/15/21 (B)	3,370,000	3,392,519
Carnow Auto Receivables Trust, Ser 2015-1A, Cl D
5.830%, 04/15/20 (B)	5,000,000	5,005,085
CPS Auto Receivables Trust, Ser 2013-D, Cl D
5.540%, 11/15/19 (B)	1,850,000	1,874,719
CPS Auto Receivables Trust, Ser 2014-C, Cl D
4.830%, 08/17/20 (B)	1,000,000	1,009,247
CPS Auto Receivables Trust, Ser 2014-D, Cl E
6.210%, 02/15/22 (B)	4,000,000	3,974,482
CPS Auto Receivables Trust, Ser 2015-C, Cl E
6.540%, 08/16/21 (B)	1,750,000	1,803,556
CPS Auto Receivables Trust, Ser 2016-A, Cl E
7.650%, 12/15/21 (B)	6,000,000	5,990,682
CPS Auto Receivables Trust, Ser 2016-A, Cl F
7.650%, 03/15/23 (B)	10,540,000	11,057,725
CPS Auto Receivables Trust, Ser 2016-B, Cl E
8.140%, 05/15/23	6,500,000	6,994,675
CPS Auto Trust, Ser 2016-D, Cl E
6.860%, 04/15/24 (B)	8,000,000	8,258,309
Drive Auto Receivables Trust, Ser 2016-BA, Cl D
4.530%, 08/15/23 (B)	2,000,000	2,032,944
DT Auto Owner Trust, Ser 2016-4A, Cl E
6.490%, 09/15/23 (B)	3,520,000	3,642,794
Exeter Automobile Receivables Trust, Ser 2013-1A, Cl C
3.520%, 02/15/19 (B)	805,617	807,172
Exeter Automobile Receivables Trust, Ser 2013-2A, Cl D
6.810%, 08/17/20 (B)	4,700,000	4,856,934
Exeter Automobile Receivables Trust, Ser 2014-2A, Cl D
4.930%, 12/15/20 (B)	1,240,000	1,269,810
Exeter Automobile Receivables Trust, Ser 2015-1A, Cl D
5.830%, 12/15/21 (B)	9,000,000	9,050,504
Exeter Automobile Receivables Trust, Ser 2015-3A, Cl D
6.550%, 10/17/22 (B)	5,000,000	5,148,922

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2017 (Unaudited)

Description	Face Amount	Value
Exeter Automobile Receivables Trust, Ser 2016-1A, Cl C
5.520%, 10/15/21 (B)	$3,000,000	$3,136,857
Flagship Credit Auto Trust, Ser 2014-1, Cl D
4.830%, 06/15/20 (B)	2,080,000	2,132,172
Flagship Credit Auto Trust, Ser 2015-1, Cl D
5.260%, 07/15/21 (B)	5,190,000	5,375,021
Flagship Credit Auto Trust, Ser 2015-1, Cl E
5.990%, 07/15/22 (B)	3,000,000	3,054,809
Flagship Credit Auto Trust, Ser 2015-3, Cl D
7.120%, 11/15/22	5,000,000	5,257,852
Flagship Credit Auto Trust, Ser 2016-1, Cl D
8.590%, 05/15/23 (B)	15,380,000	16,805,598
GO Financial Auto Securitization Trust, Ser 2015-2, Cl C
7.480%, 10/15/21 (B)	5,000,000	4,967,595
GoldentTree Loan Management US, Ser 2017-1A, Cl A
2.404%, 04/20/29 (A)(B)	17,000,000	17,068,969
Honor Automobile Trust Securitization, Ser 2016-1A, Cl C
8.050%, 11/15/22 (B)	2,500,000	2,491,793
LCM XXII, Ser 2016-22A, Cl A1
2.510%, 10/20/28 (A)(B)	6,200,000	6,163,990
Westlake Automobile Receivables Trust, Ser 2016-1A, Cl E
6.520%, 06/15/22 (B)	5,000,000	5,165,662

		183,777,789

Credit Cards — 1.0%
Capital One Multi-Asset Execution Trust, Ser 2017-A2, Cl A2
1.393%, 01/15/25 (A)	5,000,000	4,998,500
Chase Issuance Trust, Ser 2012-A10, Cl A10
1.254%, 12/16/19 (A)	2,000,000	2,002,088
Chase Issuance Trust, Ser 2012-A12
1.294%, 01/18/22	4,000,000	4,014,024
Citibank Credit Card Issuance Trust, Ser 2013-A2, Cl A2
1.268%, 05/26/20 (A)	8,000,000	8,016,248
Citibank Credit Card Issuance Trust, Ser 2017-A5, Cl A5
1.642%, 04/22/26 (A)	2,000,000	1,999,910

		21,030,770

Other Asset-Backed Securities — 1.6%
321 Henderson Receivables I, Ser 2010-2A, Cl B
7.450%, 01/15/50 (B)	3,671,363	4,013,738
321 Henderson Receivables I, Ser 2012-1A, Cl B
7.140%, 02/15/67 (B)	921,902	1,012,173
321 Henderson Receivables I, Ser 2012-2A, Cl B
6.770%, 10/17/61 (B)	2,366,393	2,618,348
Nations Equipment Finance Funding III, Ser 2016-1A, Cl C
5.000%, 01/20/25 (B)	7,860,000	7,663,500

Description	Face Amount	Value
OneMain Financial Issuance Trust, Ser 2014-2A, Cl C
4.330%, 09/18/24 (B)	$2,080,000	$2,085,574
SCF Equipment Trust, Ser 2016-1A, Cl C
6.000%, 08/20/27 (B)	6,000,000	5,893,540
Springleaf Funding Trust, Ser 2015-AA, Cl C
5.040%, 11/15/24 (B)	2,000,000	1,982,346
TAL Advantage V, Ser 2014-3A, Cl B
4.150%, 11/21/39 (B)	5,573,750	5,195,525
Trip Rail Master Funding, Ser 2011-1A, Cl A2
6.024%, 07/15/41 (B)	3,000,000	3,208,117

		33,672,861

Student Loan — 0.9%
Brazos Student Finance, Ser 2009-1, Cl B
3.653%, 12/27/39 (A)	5,000,000	4,477,189
National Collegiate Student Loan Trust, Ser 2005-1, Cl A4
1.231%, 11/27/28 (A)	422,549	421,361
Nelnet Student Loan Trust, Ser 2013-3A, Cl B
2.482%, 07/25/47 (A)(B)	10,000,000	9,422,479
SLM Student Loan Trust, Ser 2012-7, Cl B
2.782%, 09/25/43 (A)	5,000,000	4,773,261

		19,094,290

Total Asset-Backed Securities (Cost $251,801,710)		257,575,710

COLLATERALIZED LOAN OBLIGATIONS — 11.2%
Collateralized Loan Obligation — 11.2%
Benefit Street Partners VIII, Ser 2015-8A, Cl C
4.930%, 01/20/28 (A)(B)	4,200,000	4,209,244
Benefit Street Partners III, Ser 2013-IIIA, Cl C
4.280%, 01/20/26 (A)(B)	2,000,000	1,989,846
Benefit Street Partners IV, Ser 2016-IVA, Cl A1R
2.646%, 01/20/29 (A)(B)	10,000,000	10,027,320
Benefit Street Partners IV, Ser 2016-IVA, Cl DR
8.406%, 01/20/29 (A)(B)	1,000,000	1,009,094
Benefit Street Partners VI, Ser 2015-VIA, Cl D
6.708%, 04/18/27 (A)(B)	1,000,000	977,891
Benefit Street Partners X, Ser 2016-10A, Cl A1
2.648%, 01/15/29 (A)(B)	4,000,000	4,012,760
Burnham Park, Ser 2016-1A, Cl B
2.956%, 10/20/29 (A)(B)	4,000,000	4,008,692
Carlyle Global Market Strategies, Ser 2013-1A, Cl D
6.536%, 02/14/25 (A)(B)	4,000,000	4,003,900
FORT CRE, Ser 2016-1A, Cl A1
2.491%, 05/21/36 (A)(B)	4,000,000	4,055,352
Fortress Credit Investments IV, Ser 2015-4A, Cl C
3.923%, 07/17/23 (A)(B)	6,000,000	6,006,210

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2017 (Unaudited)

Description	Face Amount	Value
Fortress Credit Investments IV, Ser 2015- 4A, Cl D
4.523%, 07/17/23 (A)(B)	$6,000,000	$5,955,552
Galaxy XIV, Ser 2016-14A, Cl AR
2.409%, 11/15/26 (A)(B)	6,500,000	6,510,016
Golub Capital Partners, Ser 2014-19A, Cl C
4.532%, 04/26/26 (A)(B)	10,000,000	9,788,000
Golub Capital Partners, Ser 2015-24A, Cl D
5.284%, 02/05/27 (A)(B)	5,000,000	4,693,355
Golub Capital Partners, Ser 2017-19RA, Cl A1A
2.492%, 07/26/29 (A)(B)	20,000,000	20,000,000
Golub Capital Partners, Ser 2017-34A,
Cl A1
3.160%, 03/08/29 (A)(B)	7,000,000	7,078,659
KKR Trust, Ser 2012-1A, Cl C
5.631%, 12/15/24 (A)(B)	7,750,000	7,759,990
Madison Park Funding XII, Ser 2014-12A,
Cl D
4.525%, 07/20/26 (A)(B)	5,000,000	5,000,990
MCF IV, Ser 2014-1A, Cl C
4.180%, 10/15/25 (A)(B)	4,000,000	3,861,524
NewStar Berkeley Fund, Ser 2016-1A, Cl A
3.010%, 10/25/28 (A)(B)	5,000,000	4,999,970
Newstar Trust, Ser 2012-2A, Cl C
5.280%, 01/20/23 (A)(B)	8,000,000	8,004,112
NXT Capital, Ser 2015-1A, Cl E
7.341%, 04/21/27 (A)(B)	15,500,000	13,135,258
NXT Capital, Ser 2017-1A, Cl A
3.130%, 04/20/29 (A)(B)	9,000,000	8,986,500
Oak Hill Credit Partners X, Ser 2017-10A, Cl AR
2.286%, 07/20/26 (A)(B)	20,000,000	19,989,920
Oak Hill Credit Partners X, Ser 2017-10A, Cl CR
3.276%, 07/20/26 (A)(B)	5,100,000	5,100,505
Oaktree, Ser 2014-2A, Cl D
6.280%, 10/20/26 (A)(B)	3,000,000	2,925,480
Octagon Investment Partners XX, Ser 2014-1A, Cl C
3.834%, 08/12/26 (A)(B)	5,500,000	5,500,000
Octagon Investment Partners XX, Ser 2014-1A, Cl D
4.684%, 08/12/26 (A)(B)	3,500,000	3,500,000
Octagon Investment Partners XX, Ser 2017-1A, Cl BR
2.680%, 08/12/26 (A)(B)	10,000,000	9,950,000
Octagon Investment Partners XXI, Ser 2014-1A, Cl C
4.686%, 11/14/26 (A)(B)	9,000,000	8,999,946
OHA Credit Partners VII, Ser 2016-7A, Cl DR
5.172%, 11/20/27 (A)(B)	6,500,000	6,578,533
OSCAR US Funding Trust VI, Ser 2017-1A, Cl A1
1.180%, 04/10/18 (B)	1,600,000	1,596,706
Parallel, Ser 2015-1A, Cl C1
3.780%, 07/20/27 (A)(B)	8,000,000	8,004,752
Race Point IX, Ser 2015-9A, Cl D
6.223%, 04/15/27 (A)(B)	2,000,000	1,886,906
Sudbury Mill, Ser 2013-1A, Cl E
5.908%, 01/17/26 (A)(B)	1,500,000	1,374,247

Description	Face Amount	Value
TCI-Symphony, Ser 2016-1A, Cl D
4.719%, 10/13/29 (A)(B)	$6,250,000	$6,239,919
Thayer Park, Ser 2017-1A, Cl B
3.440%, 04/20/29 (A)(B)	9,500,000	9,500,000

Total Collateralized Loan Obligations (Cost $235,743,116)		237,221,149

MUNICIPAL BONDS — 2.7%
Albuquerque, New Mexico, RB
3.000%, 07/01/23	500,000	510,905
Allentown, Neighborhood Improvement Zone Development Authority, Ser B, RB
5.220%, 05/01/20	2,425,000	2,455,919
California State, Build America Bonds, GO
Callable 03/01/20 @ 100
7.950%, 03/01/36	3,000,000	3,443,790
California State, School Finance Authority, RB
6.500%, 06/01/17	100,000	99,967
Government Development Bank for Puerto Rico, Ser Senior A, RB (C)
4.375%, 02/01/19	5,400,000	1,154,250
Government Development Bank for Puerto Rico, Ser Senior B, RB (C)
4.704%, 05/01/16	11,190,000	2,391,862
Hidalgo County, Build America Bonds, GO, AGC
Callable 08/15/19 @ 100
6.006%, 08/15/29	500,000	540,715
Illinois State, Build America Bonds, GO
7.350%, 07/01/35	3,000,000	3,148,320
Maricopa County, Unified School District No. 69, School Improvement Project, GO
Callable 07/01/21 @ 100
6.000%, 07/01/26	1,000,000	1,087,560
Mission, Economic Development, RB
Callable 12/01/20 @ 100
10.875%, 12/01/28	3,315,000	1,825,570
9.750%, 12/01/25	3,045,000	2,000,626
8.550%, 12/01/21	2,340,000	2,049,817
North Texas, Tollway Authority, Build America Bonds, RB
Callable 02/01/20 @ 100
8.910%, 02/01/30	16,540,000	19,123,879
Rhode Island State, Health & Educational System, Providence Public Schools, Ser A, RB,
Callable 05/15/20 @ 100
8.000%, 05/15/29	5,000,000	5,392,550
San Juan, Higher Education Finance Authority, RB
Callable 08/15/20 @ 100
8.250%, 08/15/29	4,400,000	4,683,448
Texas State, Public Finance Authority Charter School, Charter Education New Frontiers, Ser 2010-Q, RB
Callable 08/15/20 @ 100
8.750%, 08/15/27	1,405,000	1,502,816

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2017 (Unaudited)

Description	Face Amount	Value
Texas State, Public Finance Authority Charter School, Ser 2010-Q, RB
8.125%, 02/15/27	$1,900,000	$2,253,020
University of Texas, Build America Bonds, Ser D, RB
5.134%, 08/15/42	3,000,000	3,556,980

Total Municipal Bonds (Cost $69,131,016)		57,221,994

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.4%
FFCB
3.060%, 04/19/27	4,500,000	4,494,750
2.140%, 10/18/21	1,000,000	994,026
FHLB
2.050%, 12/06/21	1,350,000	1,350,143
FHLMC, Ser 2017-4671, Cl ME
3.000%, 02/15/43	12,726,000	12,759,440
FHLMC
1.125%, 08/12/21	1,000,000	971,168
FNMA
2.250%, 10/30/24	10,000,000	9,800,340

Total U.S. Government Agency Obligations (Cost $30,415,031)		30,369,867

CASH EQUIVALENT — 0.4%
Federated Government Obligations Fund, Cl I, 0.065%(E) (Cost $8,394,258)	8,394,258	8,394,258

REPURCHASE AGREEMENTS(F) — 7.1%
KGS-Alpha CapitalMarkets** 1.600%, dated 03/24/17, to be repurchased on 05/01/17, repurchase price $5,008,444 (collateralized by various asset-backed securities/mortgage-backed obligations/ FMAC/FNMA/GNMA obligations, par value $48.00 - $11,635,956, 1.000% - 5.900%, 01/30/25 - 12/20/66, with total market value of $5,184,618)	5,000,000	5,000,000
KGS-Alpha CapitalMarkets** 1.600%, dated 04/24/17, to be repurchased on 05/25/17, repurchase price $5,006,889 (collateralized by various asset-backed securities/mortgage-backed obligations/ FMAC/FNMA/GNMA obligations, par value $19.00 - $8,000,000, 0.200% - 6.673, 12/31/23 - 04/16/54, with total market value of $5,630,557)	5,000,000	5,000,000

Description	Face Amount	Value
KGS-Alpha CapitalMarkets** 1.600%, dated 04/03/17, to be repurchased on 05/08/17, repurchase price $10,015,556 (collateralized by various asset-backed securities/mortgage-backed obligations/ FMAC/FNMA/GNMA obligations, par value $23,074 - $19,274,520, 2.509% - 6.000%, 07/25/22 - 11/20/66, with total market value of $10,599,384)	$10,000,000	$10,000,000
KGS-Alpha CapitalMarkets** 0.950%, dated 04/28/17, to be repurchased on 05/01/17, repurchase price $12,009,500 (collateralized by various FMAC/FNMA/GNMA obligations, par value $1,038 - $87,720,609, 0.000 - 8.000, 04/01/18 - 04/20/67, with total market value of $125,367,910)	120,000,000	120,000,000
KGS-Alpha CapitalMarkets** 1.600%, dated 04/10/17, to be repurchased on 05/15/17, repurchase price $10,015,556 (collateralized by various asset-backed securities/mortgage-backed obligations/ FMAC/FNMA/GNMA obligations, par value $25.00 - $4,177,040, 0.839% - 6.673%, 12/31/23 - 12/20/66, with total market value of $10,379,991)	10,000,000	10,000,000

Total Repurchase Agreements (Cost $150,000,000)		150,000,000

Total Investments — 102.0% (Cost $2,200,521,635)†		$2,169,949,490

Percentages are based on Net Assets of $2,127,946,365.

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2017 (Unaudited)

**	Repurchase date stated is the termination date of the repurchase agreement. This repurchase agreement is terminable daily upon demand, which is reflective of the repurchase price stated.
(A)	Variable Rate Security. The rate reported on the Schedule of Investments is the rate in effect as of April 30, 2017.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities at April 30, 2017 was $681,260,672 and represents 32.0% of Net Assets.
(C)	Security in default on interest payments.
(D)	Distributions are paid-in-kind.
(E)	Rate shown is the 7-day effective yield as of April 30, 2017.
(F)	TRI-Party Repurchase Agreement

AGC – Assured Guarranty Corporation

Cl – Class

CLO – Collateralized Loan Obligation

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

FMAC – Freddie Mac

GNMA – Government National Mortgage Association

GO – General Obligation

IO – Interest Only - face amount represents notional amount

MTN – Medium Term Note

PIK – Payment-in-Kind

RB – Revenue Bond

REMIC – Real Estate Mortgage Investment Conduit

Ser – Series

STRIPS – Separately Traded Registered Interest and Principal Securities

Amounts designated as “—” are $0 or have been rounded to $0.

†	At April 30, 2017, the tax basis cost of the Fund’s investments was $2,200,521,635, and the unrealized appreciation and depreciation were $42,571,434 and $(73,143,579), respectively.

The following is a list of the level of inputs used as of April 30, 2017 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed
Securities	$—	$655,948,938	$—	$655,948,938
U.S. Treasury
Obligations	—	487,986,534	—	487,986,534
Corporate
Obligations	—	285,231,040	—	285,231,040
Asset-Backed
Securities	—	257,575,710	—	257,575,710
Collateralized
Loan
Obligations	—	237,221,149	—	237,221,149
Repurchase
Agreements	—	150,000,000	—	150,000,000
Municipal Bonds	—	51,345,981	5,876,013	57,221,994
U.S. Government
Agency
Obligations	—	30,369,867	—	30,369,867
Cash Equivalent	8,394,258	—	—	8,394,258

Total Investments in Securities	$8,394,258	$2,155,679,219	$5,876,013	$2,169,949,490

For the period ended April 30, 2017, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

Amounts designated “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1900

THE ADVISORS’ INNER CIRCLE FUND II	FROST CREDIT FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2017 (Unaudited)

Description	Face Amount	Value
COLLATERALIZED LOAN OBLIGATIONS — 33.4%
Collateralized Loan Obligation — 33.4%
AMMC CLO XII, Ser 2013-12A, Cl E
6.034%, 05/10/25 (A)(B)	$4,000,000	$3,970,964
BCC Funding XIII, Ser 2016-1, Cl E
6.000%, 11/20/22 (B)	1,500,000	1,386,574
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl D
5.530%, 01/20/26 (A)(B)	2,500,000	2,396,310
Benefit Street Partners IV, Ser 2016-IVA, Cl DR
8.406%, 01/20/29 (A)(B)	2,000,000	2,018,188
Benefit Street Partners VI, Ser 2015-VIA, Cl D
6.708%, 04/18/27 (A)(B)	2,000,000	1,955,782
Carlyle Global Market Strategies, Ser 2013-1A, Cl D
6.536%, 02/14/25 (A)(B)	1,500,000	1,501,463
Galaxy XIV, Ser 2016-14A, Cl ER
8.939%, 11/15/26 (A)(B)	2,500,000	2,564,265
Galaxy XX, Ser 2015-20A, Cl E
6.656%, 07/20/27 (A)(B)	1,000,000	969,993
Golub Capital Partners, Ser 2014-19A, Cl D
5.917%, 04/26/26 (A)(B)	3,000,000	2,791,476
Golub Capital Partners, Ser 2017-19RA, Cl B
5.917%, 07/26/29 (A)(B)	2,000,000	2,000,000
Jay Park, Ser 2016-1A, Cl D
8.156%, 10/20/27 (A)(B)	1,000,000	1,008,326
JFIN, Ser 2013-1A, Cl D
5.780%, 01/20/25 (A)(B)	1,000,000	901,669
KKR, Ser 2012-1A, Cl C
5.631%, 12/15/24 (A)(B)	250,000	250,322
LCM XXII, Ser 2016-22A, Cl D
7.680%, 10/20/28 (A)(B)	1,800,000	1,803,681
Madison Park Funding XII, Ser 2014-12A, Cl D
4.525%, 07/20/26 (A)(B)	3,000,000	3,000,594
NXT Capital, Ser 2017-1A, Cl C
4.530%, 04/20/29 (A)(B)	1,000,000	990,000
Octagon Investment Partners XXI, Ser 2014-1A, Cl D
7.636%, 11/14/26 (A)(B)	1,500,000	1,499,986
OZLM Funding, Ser 2013-4A, Cl D
5.691%, 07/22/25 (A)(B)	1,000,000	972,979
Pinnacle Park, Ser 2014-1A, Cl E
5.973%, 04/15/26 (A)(B)	2,000,000	1,899,038
Race Point IX, Ser 2015-9A, Cl D
6.223%, 04/15/27 (A)(B)	4,000,000	3,773,812
Springleaf Funding Trust, Ser 2015-AA, Cl D
6.310%, 11/15/24	2,620,000	2,670,309
Sudbury Mill, Ser 2013-1A, Cl E
5.773%, 01/17/26 (A)(B)	4,700,000	4,305,976
Symphony XI, Ser 2013-11A, Cl E
6.273%, 01/17/25 (A)(B)	4,000,000	4,008,496
TCI-Symphony, Ser 2016-1A, Cl E
7.619%, 10/13/29 (A)(B)	3,000,000	3,014,289
Thayer Park, Ser 2017-1A, Cl D
7.188%, 04/20/29 (A)(B)	1,000,000	987,580

Description	Face Amount	Value
Voya, Ser 2013-3A, Cl D
5.524%, 01/18/26 (A)(B)	$2,000,000	$1,931,790

Total Collateralized Loan Obligations (Cost $51,282,273)		54,573,862

ASSET-BACKED SECURITIES — 26.5%
Automotive — 17.7%
American Credit Acceptance Receivables Trust, Ser 2016-2, Cl D
8.150%, 01/12/23 (B)	1,500,000	1,521,148
CarFinance Capital Auto Trust, Ser 2015- 1A, Cl E
5.490%, 01/18/22 (B)	2,250,000	2,282,955
CPS Auto Receivables Trust, Ser 2013-B, Cl E
6.410%, 09/15/20 (B)	14,873	14,739
CPS Auto Receivables Trust, Ser 2014-C, Cl E
5.910%, 11/15/21 (B)	1,500,000	1,489,460
CPS Auto Receivables Trust, Ser 2015-A, Cl E
6.190%, 05/16/22 (B)	1,100,000	1,089,810
CPS Auto Receivables Trust, Ser 2015-C, Cl F
7.510%, 11/15/22 (B)	1,500,000	1,543,876
CPS Auto Receivables Trust, Ser 2016-B, Cl E
8.140%, 05/15/23	1,500,000	1,614,156
CPS Auto Receivables Trust, Ser 2016-D, Cl E
6.860%, 04/15/24 (B)	1,155,000	1,192,293
DT Auto Owner Trust, Ser 2016-2A, Cl D
5.430%, 11/15/22 (B)	1,500,000	1,573,092
Exeter Automobile Receivables Trust, Ser 2013-2A, Cl D
6.810%, 08/17/20 (B)	1,500,000	1,550,086
Exeter Automobile Receivables Trust, Ser 2015-1A, Cl D
5.830%, 12/15/21 (B)	930,000	935,219
Exeter Automobile Receivables Trust, Ser 2015-2A, Cl D
5.790%, 05/16/22 (B)	1,500,000	1,506,105
Exeter Automobile Receivables Trust, Ser 2015-3A, Cl D
6.550%, 10/17/22 (B)	1,500,000	1,544,676
First Investors Auto Owner Trust, Ser 2016-2A, Cl E
5.750%, 09/15/23	1,250,000	1,235,225
Flagship Credit Auto Trust, Ser 2014-1, Cl E
5.710%, 08/16/21 (B)	1,750,000	1,799,343
Flagship Credit Auto Trust, Ser 2016-2, Cl D
8.560%, 11/15/23 (B)	900,000	976,489
Honor Automobile Trust Securitization, Ser 2016-1A, Cl C
8.050%, 11/15/22 (B)	1,000,000	996,717
Kabbage Asset Securitization, Ser 2017-1, Cl B
5.794%, 03/15/22 (B)	1,250,000	1,266,559

THE ADVISORS’ INNER CIRCLE FUND II	FROST CREDIT FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2017 (Unaudited)

Description	Face Amount	Value
Skopos Auto Receivables Trust, Ser 2015-1A, Cl B
5.430%, 12/15/23 (B)	$1,000,000	$1,003,730
SNAAC Auto Receivables Trust, Ser 2014- 1A, Cl E
4.580%, 04/15/21 (B)	1,500,000	1,496,596
United Auto Credit Securitization Trust, Ser 2016-2, Cl E
5.500%, 01/10/23 (B)	2,265,000	2,270,858

		28,903,132

Credit Cards — 5.1%
Citibank Credit Card Issuance Trust, Ser 2013-A2, Cl A2
1.268%, 05/26/20 (A)	8,418,000	8,435,097

Other Asset-Backed Securities — 3.7%
Nations Equipment Finance Funding II, Ser 2014-1A, Cl C
5.227%, 09/20/19 (B)	2,847,045	2,820,029
Nations Equipment Finance Funding III, Ser 2016-1A, Cl C
5.000%, 01/20/25 (B)	1,500,000	1,462,500
Newstar Trust, Ser 2012-2A, Cl C
5.280%, 01/20/23 (A)(B)	200,000	200,103
SCF Equipment Trust, Ser 2016-1A, Cl C
6.000%, 08/20/27 (B)	1,000,000	982,256
Westgate Resorts, Ser 2014-1A, Cl C
5.500%, 12/20/26	545,604	549,532

		6,014,420

Total Asset-Backed Securities (Cost $42,620,719)		43,352,649

CORPORATE OBLIGATIONS — 21.6%
Consumer Dicretionary — 0.2%
Fresenius Medical Care US Finance II
4.750%, 10/15/24 (B)	400,000	409,000

Consumer Discretionary — 4.3%
GameStop
5.500%, 10/01/19 (B)	460,000	471,500
INVISTA Finance
4.250%, 10/15/19 (B)	3,260,000	3,349,650
L Brands
6.950%, 03/01/33	867,000	827,985
Neiman Marcus Group
8.000%, 10/15/21 (B)	450,000	263,250
Rialto Holdings
7.000%, 12/01/18 (B)	1,425,000	1,446,375
Valeant Pharmaceuticals International
6.750%, 08/15/18 (B)	510,000	508,725
5.375%, 03/15/20 (B)	250,000	214,375

		7,081,860

Energy — 2.8%
Halliburton
7.450%, 09/15/39	572,000	772,423
Kinder Morgan Energy Partners
7.400%, 03/15/31	1,000,000	1,219,205
ONEOK
7.500%, 09/01/23	1,259,000	1,489,293

Description	Face Amount	Value
Regency Energy Partners
5.500%, 04/15/23	$1,000,000	$1,041,090

		4,522,011

Financials — 4.3%
Credit Acceptance
6.125%, 02/15/21	1,100,000	1,094,500
Credit Agricole
8.125%, 09/19/33 (A)(B)	1,000,000	1,072,210
Credit Suisse Group Funding Guernsey
3.750%, 03/26/25	1,000,000	999,100
Guanay Finance
6.000%, 12/15/20 (B)	388,704	396,478
HSBC Holdings
6.500%, 09/15/37	1,500,000	1,864,677
Jefferies Finance
7.375%, 04/01/20 (B)	1,000,000	1,022,500
Lloyds Banking Group
4.500%, 11/04/24	500,000	517,448

		6,966,913

Industrials — 2.5%
Erickson
8.250%, 05/01/20 (C)	3,235,000	64,700
Great Lakes Dredge & Dock
7.375%, 02/01/19	500,000	495,000
Masco
7.750%, 08/01/29	500,000	653,325
Meritor
6.750%, 06/15/21	600,000	622,500
Zachry Holdings
7.500%, 02/01/20 (B)	2,150,000	2,219,875

		4,055,400

Information Technology — 4.7%
BMC Software
7.250%, 06/01/18	1,970,000	2,029,100
DynCorp International PIK
11.875%, 11/30/20 (D)	1,380,275	1,380,275
Keysight Technologies
4.600%, 04/06/27	1,000,000	1,039,089
Micron Technology
5.500%, 02/01/25	657,000	686,565
Motorola Solutions
7.500%, 05/15/25	2,080,000	2,468,153

		7,603,182

Materials — 0.2%
Chemours
6.625%, 05/15/23	250,000	267,500

Real Estate — 1.4%
Avison Young Canada
9.500%, 12/15/21 (B)	1,250,000	1,235,937
iStar
4.875%, 07/01/18	1,000,000	1,011,250

		2,247,187

Telecommunication Services — 1.2%
Frontier Communications
9.250%, 07/01/21	2,000,000	2,040,420

Total Corporate Obligations (Cost $36,107,822)		35,193,473

THE ADVISORS’ INNER CIRCLE FUND II	FROST CREDIT FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2017 (Unaudited)

Description	Face Amount	Value
MORTGAGE-BACKED SECURITIES — 6.8%
Commercial Mortgage-Backed Obligation — 6.8%
A10 Securitization, Ser 2013-1, Cl D
6.410%, 11/15/25	$1,500,000	$1,469,996
A10 Securitization, Ser 2013-2, Cl D
6.230%, 11/15/27 (B)	490,000	490,882
BAMLL Commercial Mortgage Securities Trust, Ser 2015-ASHF, Cl F
5.912%, 01/15/28 (A)(B)	1,900,000	1,918,339
Credit Suisse Commercial Mortgage Trust, Ser 2008-C1, Cl D
6.062%, 02/15/41 (A)(B)	699,000	84,141
FREMF Mortgage Trust, Ser 2016-K54, Cl C
4.189%, 02/25/26 (A)(B)	1,000,000	902,215
FREMF Mortgage Trust, Ser K722, Cl B
3.835%, 07/25/49 (A)(B)	1,500,000	1,529,729
JPMorgan Chase Commercial Mortgage Securities, Ser 2001-CIB2, Cl E
6.110%, 04/15/35 (A)(B)	2,865,969	1,012,223
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LDPX, Cl AM
5.464%, 01/15/49 (A)	1,008,784	1,008,285
Motel 6 Trust, Ser 2015-MTL6, Cl F
5.000%, 02/05/30 (B)	2,750,000	2,709,234

Total Mortgage-Backed Securities (Cost $13,226,058)		11,125,044

MUNICIPAL BOND — 0.1%
California School Finance Authority, RB
7.000%, 08/01/17	165,000
Total Municipal Bonds (Cost $165,000)		164,924

CASH EQUIVALENT — 0.5%
Federated Government Obligations Fund, Cl I, 0.650%(E) (Cost $881,195)	881,195	881,195

Description	Face Amount	Value
REPURCHASE AGREEMENT(F) — 12.3%
KGS-Alpha CapitalMarkets** 1.000%, dated 04/28/17, to be repurchased on 05/01/17, repurchase price $20,001,667 (collateralized by various asset-backed securities/mortgage-backed obligations/FMAC/FNMA/GNMA obligations, par value $1,885 - $26,768,884, 0.397% - 6.324%, 01/30/25 - 2/20/67, with total market value of $21,013,024) (Cost $20,000,000)	$20,000,000	$20,000,000

Total Investments — 101.2% (Cost $164,283,067)†		$165,291,147

Percentages are based on Net Assets of $163,306,077.

**	Repurchase date stated is the termination date of the repurchase agreement. This repurchase agreement is terminable daily upon demand, which is reflective of the repurchase price stated.
(A)	Variable Rate Security. The rate reported on the Schedule of Investments is the rate in effect as of April 30, 2017.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities at April 30, 2017 was $104,678,830 and represents 64.1% of Net Assets.
(C)	Security in default on interest payments.
(D)	Distributions are paid-in-kind.
(E)	Rate shown is the 7-day effective yield as of April 30, 2017.
(F)	Tri-Party Repurchase Agreement.

Cl – Class

CLO – Collateralized Loan Obligation

PIK – Payment-in-Kind

RB – Revenue Bond

Ser – Series

†	At April 30, 2017, the tax basis cost of the Fund’s investments was $164,283,067, and the unrealized appreciation and depreciation were $5,742,014 and $(4,733,934), respectively.

THE ADVISORS’ INNER CIRCLE FUND II	FROST CREDIT FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2017 (Unaudited)

The following is a list of the level of inputs used as of April 30, 2017 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Collateralized Loan Obligations	$—	$54,573,862	$—	$54,573,862
Asset-Backed Securities	—	43,352,649	—	43,352,649
Corporate Obligations	—	35,193,473	—	35,193,473
Repurchase Agreement	—	20,000,000	—	20,000,000
Mortgage-Backed Securities	—	11,125,044	—	11,125,044
Cash Equivalent	881,195	—	—	881,195
Municipal Bond	—	164,924	—	164,924

Total Investments in Securities	$881,195	$164,409,952	$—	$165,291,147

For the period ended April 30, 2017, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1900

THE ADVISORS’ INNER CIRCLE FUND II	FROST LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2017 (Unaudited)

Description	Face Amount	Value
ASSET-BACKED SECURITIES — 32.0%
Automotive — 14.7%
American Credit Acceptance Receivables Trust, Ser 2015-3, Cl B
3.560%, 10/12/21 (A)	$2,000,000	$2,017,803
California Republic Auto Receivables Trust, Ser 2016-1, Cl C
4.560%, 12/15/22	1,000,000	1,010,490
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl D
3.690%, 02/20/19	1,500,000	1,510,845
CarMax Auto Owner Trust, Ser 2015-3, Cl C
2.680%, 06/15/21	1,000,000	1,009,841
CPS Auto Receivables Trust, Ser 2015-A, Cl A
1.530%, 07/15/19 (A)	218,631	218,641
CPS Auto Receivables Trust, Ser 2015-C, Cl D
4.630%, 08/16/21 (A)	4,000,000	3,974,014
Drive Auto Receivables Trust, Ser 2015-DA, Cl D
4.590%, 01/17/23 (A)	1,500,000	1,548,366
DT Auto Owner Trust, Ser 2016-1A, Cl D
4.660%, 12/15/22	2,000,000	2,042,901
Evergreen Credit Card Trust Ser 2016-3, Cl A
1.494%, 11/16/20 (A)(B)	2,250,000	2,258,363
GM Financial Consumer Automobile, Ser 2017-1A, Cl A3
2.230%, 10/18/21 (A)	1,500,000	1,500,488
Hertz Fleet Lease Funding, Ser 2014-1, Cl D
2.489%, 04/10/28 (A)(B)	2,750,000	2,747,131
Hertz Fleet Lease Funding, Ser 2014-1, Cl E
2.614%, 04/10/28 (A)(B)	5,000,000	5,008,137
Hertz Fleet Lease Funding, Ser 2015-1, Cl D
2.564%, 07/10/29 (A)(B)	4,000,000	4,015,828
Hertz Fleet Lease Funding, Ser 2015-1, Cl E
2.964%, 07/10/29 (A)(B)	2,500,000	2,489,227
Hertz Fleet Lease Funding, Ser 2016-1, Cl C
3.164%, 04/10/30 (A)(B)	2,000,000	2,014,929
Nissan Auto Receivables Owner Trust, Ser 2016-B, Cl A4
1.540%, 10/17/22	1,000,000	987,576
OSCAR US Funding Trust VI, Ser 2017-1A, Cl A3
2.820%, 06/10/21 (A)	700,000	701,329
OSCAR US Funding Trust, Ser 2014-1A, Cl A4
2.550%, 12/15/21 (A)	2,000,000	1,983,580
United Auto Credit Securitization Trust, Ser 2016-1, Cl D
4.680%, 07/15/20 (A)	3,000,000	3,039,988

		40,079,477

Credit Cards — 8.1%
American Express Credit Account Master Trust, Ser 2013-1, Cl B
1.468%, 02/16/21 (B)	2,500,000	2,510,152

Description	Face Amount	Value
Capital One Multi-Asset Execution Trust, Ser 2016-A7, Cl A7
1.277%, 09/16/24 (B)	$2,500,000	$2,504,600
Citibank Credit Card Issuance Trust, Ser 2017-A5, Cl A5
1.642%, 04/22/26 (B)	5,000,000	4,999,775
Golden Credit Card Trust, Ser 2014-2A, Cl A
0.974%, 03/15/21 (A)(B)	3,000,000	3,008,443
Golden Credit Card Trust, Ser 2015-1A, Cl A
0.975%, 02/15/20 (A)(B)	5,000,000	5,007,291
Trillium Credit Card Trust II, Ser 2016-1A, Cl A
1.481%, 05/26/21 (A)(B)	4,000,000	4,018,811

		22,049,072

Other Asset-Backed Securities — 4.6%
Colony American Homes, Ser 2015-1A, Cl C
2.686%, 07/17/32 (A)(B)	3,000,000	3,009,242
Mosaic Solar Loans, Ser 2017-1A, Cl A
4.450%, 06/20/42 (A)	918,376	926,096
NCF Dealer Floorplan Master Trust, Ser 2014-1A, Cl C
3.489%, 10/20/20 (A)(B)	3,550,000	3,474,563
SCF Equipment Leasing, Ser 2017-1A, Cl A
3.770%, 01/20/23 (A)	1,342,644	1,342,934
TAL Advantage V, Ser 2013-1A, Cl B
3.960%, 02/22/38 (A)	2,333,333	2,143,028
Westgate Resorts, Ser 2017-1A, Cl B
4.050%, 12/20/30 (A)	1,500,000	1,498,016

		12,393,879

Student Loan — 4.6%
Access Group, Ser 2002-A, Cl A2
2.353%, 09/25/37 (B)	1,450,000	1,428,557
Nelnet Student Loan Trust, Ser 2012-6A, Cl B
2.256%, 08/26/52 (A)(B)	3,000,000	2,723,950
Nelnet Student Loan Trust, Ser 2013-3A, Cl B
2.256%, 07/25/47 (A)(B)	4,000,000	3,768,992
Nelnet Student Loan Trust, Ser 2015-3A, Cl B
2.256%, 06/25/54 (A)(B)	3,000,000	2,680,012
SLM Student Loan Trust, Ser 2013-2, Cl B
2.256%, 06/25/43 (B)	2,000,000	1,886,799

		12,488,310

Total Asset-Backed Securities (Cost $86,383,047)		87,010,738

U.S. TREASURY OBLIGATIONS — 30.4%
U.S. Treasury Notes
1.625%, 07/31/20	10,000,000	10,030,860
1.500%, 11/30/19 to 05/31/20	28,000,000	28,075,736
1.375%, 02/15/20	20,000,000	19,975,000
1.125%, 06/30/21 to 07/31/21	25,000,000	24,398,676

Total U.S. Treasury Obligations (Cost $82,877,407)		82,480,272

THE ADVISORS’ INNER CIRCLE FUND II	FROST LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2017 (Unaudited)

Description	Face Amount	Value
MORTGAGE-BACKED SECURITIES — 9.3%
Agency Mortgage-Backed Obligation — 4.6%
FHLMC
2.540%, 02/01/37 (B)	$1,340,143	$1,407,838
FHLMC REMIC, Ser 2010-3747, Cl UF
1.247%, 10/15/40 (B)	3,437,667	3,436,809
FNMA REMIC, Ser 2011-84, Cl F
0.875%, 01/25/40 (B)	2,708,843	2,721,418
GNMA REMIC, Ser 2009-108, Cl WG
4.000%, 09/20/38	828,370	851,211
GNMA REMIC, Ser 2011-125, Cl BG
2.250%, 12/20/30	1,037,279	1,047,240
GNMA, Ser 2009-70, Cl PD
5.000%, 05/20/38	934,015	943,743
GNMA, Ser 2010-80, Cl F
0.932%, 04/20/40 (B)	494,577	497,234
GNMA, Ser 2011-50, Cl DK
2.500%, 02/20/40	1,722,414	1,739,346

		12,644,839

Commercial Mortgage-Backed Obligation — 4.7%
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl AMFL
0.785%, 04/15/37 (B)	1,399,713	1,233,631
Credit Suisse Mortgage Trust, Ser 2015-DEAL, Cl C
2.918%, 04/15/29 (A)(B)	3,000,000	3,009,369
FREMF Mortgage Trust, Ser 2013-KF02, Cl B
3.531%, 12/25/45 (A)(B)	421,837	423,063
Hilton USA Trust, Ser 2014-ORL, Cl D
2.854%, 07/15/29 (A)(B)	4,000,000	3,942,033
Impact Funding, Ser 2001-A, Cl A
4.758%, 07/25/33 (A)(B)	140,427	143,586
Latitude Management Real Estate, Ser 2015-CRE1, Cl B
4.024%, 02/22/32 (A)(B)	1,000,000	1,019,860
RAIT Trust, 1016-FL6
2.331%, 11/13/31	482,094	482,093
Velocity Commercial Capital Loan Trust, Ser 2014-1, Cl A
2.756%, 09/25/44 (A)(B)	799,619	789,036
WFCG Commercial Mortgage Trust, Ser 2015-BXRP, Cl D
3.109%, 11/15/29 (A)(B)	1,606,854	1,613,023

		12,655,694

Total Mortgage-Backed Securities (Cost $25,431,194)		25,300,533

CORPORATE OBLIGATIONS — 6.0%
Consumer Discretionary — 0.1%
Volkswagen Group of America Finance
1.600%, 11/20/17 (A)	200,000	199,833

Energy — 1.2%
BP AMI Leasing
5.523%, 05/08/19 (A)	3,000,000	3,201,924

Financials — 2.7%
Bank of America MTN
3.636%, 01/14/21 (B)	1,000,000	1,036,250

Description	Face Amount	Value
Credit Suisse NY
1.717%, 04/27/18 (B)	$2,000,000	$2,006,668
JPMorgan Chase MTN
2.693%, 08/17/22 (B)	1,250,000	1,244,500
Morgan Stanley MTN
3.636%, 12/15/19 (B)	1,000,000	1,031,250
Royal Bank of Canada MTN
2.750%, 02/01/22	2,000,000	2,034,338

		7,353,006

Information Technology — 0.7%
Microsoft
1.850%, 02/06/20	2,000,000	2,007,596

Real Estate — 0.4%
American Tower‡
3.400%, 02/15/19	1,000,000	1,021,501

Telecommunication Services — 0.9%
AT&T
3.800%, 03/15/22	2,500,000	2,594,413

Total Corporate Obligations (Cost $15,948,222)		16,378,273

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.2%
FFCB
2.160%, 08/02/21	500,000	500,001
2.140%, 10/18/21	3,000,000	2,982,078
FHLB
2.050%, 12/06/21	2,000,000	2,000,212
FHLMC
2.125%, 01/26/22	500,000	500,216
Tennessee Valley Authority
3.875%, 02/15/21	5,000,000	5,391,865

Total U.S. Government Agency Obligations (Cost $11,338,120)		11,374,372

COLLATERALIZED LOAN OBLIGATIONS — 2.5%
Newstar Trust, Ser 2012-2A, Cl A
2.781%, 01/20/23 (A)(B)	1,740,008	1,734,309
OZLM Funding, Ser 2013-4A, Cl A2
2.632%, 07/22/25 (A)(B)	5,000,000	5,002,805

Total Collateralized Loan Obligations (Cost $6,740,008)		6,737,114

MUNICIPAL BONDS — 1.1%
Dallas County Schools, Taxable Public Property Finance, GO
3.450%, 12/01/22	1,570,000	1,522,507
3.200%, 12/01/21	1,580,000	1,528,366

Total Municipal Bonds (Cost $3,068,143)		3,050,873

THE ADVISORS’ INNER CIRCLE FUND II	FROST LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2017 (Unaudited)

Description	Face Amount	Value
CASH EQUIVALENT — 5.1%
Federated Government Obligations Fund, Cl I, 0.650%(C) (Cost $13,738,331)	$13,738,331	$13,738,331

REPURCHASE AGREEMENT(D) — 11.1%
KGS-Alpha CapitalMarkets** 0.950%, dated 04/28/17, to be repurchased on 05/01/17, repurchase price 30,002,375 (collateralized by various FNMA/GNMA obligations, par value $38,256 - $13,960,564, 0.000% - 5.657%, 12/25/19 - 02/20/67, with total market value of $31,367,650) (Cost $30,000,000)	30,000,000	30,000,000

Total Investments — 101.7% (Cost $275,524,472)†		$276,070,506

Percentages are based on Net Assets of $271,569,944.

**	Repurchase date stated is the termination date of the repurchase agreement. This repurchase agreement is terminable daily upon demand, which is reflective of the repurchase price stated.
‡	Real Estate Investment Trust
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities at April 30, 2017 was $88,198,044 and represents 32.5% of Net Assets.
(B)	Variable Rate Security. The rate reported on the Schedule of Investments is the rate in effect as of April 30, 2017.
(C)	Rate shown is the 7-day effective yield as of April 30, 2017.
(D)	Tri-Party Repurchase Agreement.

Cl – Class

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

GO – General Obligation

MTN – Medium Term Note

RB – Revenue Bond

REMIC – Real Estate Mortgage Investment Conduit

Ser – Series

†	At April 30, 2017, the tax basis cost of the Fund’s investments was $275,524,472, and the unrealized appreciation and depreciation were $1,811,321 and $(1,265,287), respectively.

The following is a list of the level of inputs used as of April 30, 2017 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$87,010,738	$—	$87,010,738
U.S. Treasury Obligations	—	82,480,272	—	82,480,272
Repurchase Agreement	—	30,000,000	—	30,000,000
Mortgage-Backed Securities	—	25,300,533	—	25,300,533
Corporate Obligations	—	16,378,273	—	16,378,273
Cash Equivalent	13,738,331	—	—	13,738,331
U.S. Government Agency Obligations	—	11,374,372	—	11,374,372
Collateralized Loan Obligations	—	6,737,114	—	6,737,114
Municipal Bonds	—	3,050,873	—	3,050,873

Total Investments in Securities	$13,738,331	$262,332,175	$—	$276,070,506

For the period ended April 30, 2017, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For the period ended April 30, 2017, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended April 30, 2017, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1900

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2017 (Unaudited)

Description	Face Amount	Value
MUNICIPAL BONDS — 94.3%
Alabama — 1.9%
Alabama State, Ser B, GO
3.000%, 11/01/21	$5,000,000	$5,341,450

Arizona — 0.8%
Maricopa County, Gilbert Unified School District No. 41, GO
4.000%, 07/01/19	1,150,000	1,218,402
Pima County, Street and Highway Revenue Authority, RB
3.000%, 07/01/19	1,190,000	1,240,016

		2,458,418

California — 2.4%
California State, GO
5.000%, 09/01/23	2,500,000	2,984,500
California State, Municipal Finance Authority, Ser A, RB
5.000%, 03/01/25	1,875,000	1,907,737
California State, School Finance Authority, RB
Callable 02/01/24 @ 100
5.350%, 08/01/24	600,000	636,570
Golden State, Tobacco Securitization, Ser A, RB
4.000%, 06/01/21	1,000,000	1,101,490

		6,630,297

Colorado — 1.8%
Boulder Valley, School District No. Re-2
Boulder, Ser B, GO
4.000%, 12/01/18	2,000,000	2,095,740
El Paso County, Falcon School District No. 49,
Ser A, RB
5.000%, 12/15/23	365,000	430,331
5.000%, 12/15/24	525,000	625,522
5.000%, 12/15/25	460,000	548,936
El Paso County School District No. 49
Falcon, Ser B, RB
5.000%, 12/15/23	250,000	294,747
5.000%, 12/15/24	300,000	357,441
5.000%, 12/15/26	500,000	597,080

		4,949,797

Connecticut — 1.2%
Connecticut State, Ser B, GO
Callable 06/15/25 @ 100
5.000%, 06/15/29	3,000,000	3,429,540

District of Columbia — 1.0%
District of Columbia, RB
4.000%, 10/01/20	305,000	302,874
4.000%, 10/01/22	895,000	874,907
District of Columbia, Ser A, GO
Callable 06/01/17 @ 100
4.750%, 06/01/31	1,750,000	1,755,128

		2,932,909

Florida — 1.6%
Florida State, Department of Education, Ser A, RB
Callable 07/01/20 @ 101
4.375%, 07/01/30	2,000,000	2,175,780

Description	Face Amount	Value
Florida State, Housing Finance, Homeowner Mortgage Special Program, Ser A, RB, GNMA/FNMA/FHLMC
Callable 01/01/20 @ 100
5.000%, 07/01/28	$505,000	$524,680
Orlando, Capital Improvement Project, Ser A, RB
3.000%, 04/01/18	1,750,000	1,783,285

		4,483,745

Idaho — 0.2%
Idaho, Housing & Finance Association, RB
4.000%, 07/01/26	500,000	512,930

Illinois — 3.6%
Chicago, O’Hare International Airport, Ser B, RB
Callable 01/01/21 @ 100
5.500%, 01/01/31	1,030,000	1,150,881
Illinois State, GO
5.000%, 07/01/19	500,000	521,960
Illinois State, GO, AGM
Callable 10/01/17 @ 100
5.000%, 04/01/19	1,000,000	1,012,100
Illinois State, Ser A, GO
3.000%, 01/01/18	2,050,000	2,062,669
Lee & Ogle Counties, Dixon School District No. 170, GO, BAM
5.000%, 01/30/21	455,000	505,337
4.000%, 01/30/25	760,000	834,389
Railsplitter Tobacco Settlement Authority, RB
5.250%, 06/01/20	2,410,000	2,679,028
Southern Illinois University, Ser A, RB, NATL
5.250%, 04/01/21	1,000,000	1,111,890

		9,878,254

Iowa — 1.2%
Coralville, Urban Renewal Tax Increment, Ser C, TA
Callable 06/01/17 @ 100
5.000%, 06/01/18	1,125,000	1,125,472
Hardin County, GO
2.500%, 06/01/17	680,000	681,034
2.500%, 06/01/18	785,000	797,631
2.500%, 06/01/19	925,000	948,310

		3,552,447

Kansas — 1.7%
Geary County, GO
5.000%, 09/01/24	1,240,000	1,475,067
5.000%, 09/01/25	1,300,000	1,553,370
4.000%, 09/01/22	570,000	631,229
4.000%, 09/01/23	990,000	1,106,305

		4,765,971

Louisiana — 2.2%
Louisiana State, Ser D, GO
Callable 09/01/26 @ 100
5.000%, 09/01/29	2,500,000	2,927,575
State of Louisiana, Ser A, GO
Callable 04/01/27 @ 100
5.000%, 04/01/29	2,660,000	3,146,940

		6,074,515

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2017 (Unaudited)

Description	Face Amount	Value
Maryland — 0.4%
Anne Arundel County, Water & Sewer Authority, Consolidated Water & Sewer Project, GO (A) Pre-Refunded @ 100
4.700%, 04/01/18	$1,000,000	$1,035,160

Massachusetts — 0.4%
Fall River, GO
2.000%, 12/01/24	1,015,000	1,006,484

Michigan — 0.8%
Taylor, Brownfield Redevelopment Authority, RB, NATL
Callable 05/01/24 @ 100
4.000%, 05/01/28	1,175,000	1,193,929
Taylor, Tax Increment Finance Authority, Ser A, TA, AGM
3.000%, 05/01/19	1,025,000	1,045,828

		2,239,757

Minnesota — 0.3%
Minnesota State, Housing Finance Agency, Ser A, RB, GNMA
Callable 07/01/22 @ 100
2.600%, 09/01/42	926,779	915,658

Missouri — 0.6%
Saint Louis, Municipal Finance, RB, AGM
5.000%, 07/15/22	1,575,000	1,806,478

New Hampshire — 0.9%
Grafton County, GO
5.000%, 07/01/30	625,000	757,143
3.000%, 07/01/21	370,000	392,067
3.000%, 07/01/22	1,140,000	1,211,672

		2,360,882

New Mexico — 1.0%
New Mexico State, Severance Tax Permanent Fund, Ser A-1, RB
Callable 07/01/17 @ 100
2.750%, 07/01/20	635,000	636,651
New Mexico State, Severance Tax Permanent Fund, Ser B, RB
4.000%, 07/01/23	2,000,000	2,250,460

		2,887,111

New York — 2.0%
New York City, Ser D, GO
Callable 02/01/23 @ 100
5.000%, 08/01/27	2,400,000	2,788,176
New York State, Thruway Authority, Ser H, RB, NATL
4.000%, 01/01/18	1,000,000	1,021,010
Niagara County, Tobacco Asset Securitization, RB
5.000%, 05/15/20	350,000	382,200
5.000%, 05/15/21	300,000	334,302
Oyster Bay, Ser B, GO
3.500%, 02/02/18	1,000,000	1,007,950

		5,533,638

Description	Face Amount	Value
Ohio — 0.9%
Ohio State, Higher Educational Facility Commission, RB
5.000%, 12/01/23	$445,000	$527,076
5.000%, 12/01/24	690,000	823,398
Ohio State, Ser A, GO
3.000%, 02/01/19	1,000,000	1,034,970

		2,385,444

Oklahoma — 1.5%
Oklahoma State, Housing Finance Agency, RB, GNMA
Callable 03/01/23 @ 100
3.750%, 03/01/44	747,224	748,502
University of Oklahoma, Ser C, RB
Callable 07/01/25 @ 100
5.000%, 07/01/35	3,000,000	3,374,130

		4,122,632

Oregon — 0.4%
Oregon State, Board of Higher Education Project, GO
Callable 08/01/17 @ 100
4.500%, 08/01/32	445,000	449,223
Oregon State, Board of Higher Education Project, GO (A) Pre-Refunded @ 100
4.500%, 08/01/17	555,000	560,267

		1,009,490

Pennsylvania — 0.2%
Philadelphia, Ser A, GO
5.000%, 07/15/20	500,000	552,960

Puerto Rico — 0.9%
Commonwealth of Puerto Rico, Electric Power Authority, Ser UU, RB (B)(C)
1.449%, 07/01/25	2,000,000	1,370,000
Commonwealth of Puerto Rico, Ser A, GO (C)
5.500%, 07/01/18	1,825,000	1,140,625

		2,510,625

Rhode Island — 0.6%
Providence, Ser A, GO
5.000%, 07/15/18	1,500,000	1,561,680

South Carolina — 1.5%
Hilton Head Island, Ser C, GO,
Callable 03/01/26 @ 100
2.250%, 03/01/33	530,000	450,648
2.125%, 03/01/32	520,000	447,970
2.000%, 03/01/29	485,000	438,707
2.000%, 03/01/30	495,000	437,669
2.000%, 03/01/31	5,000	4,342
Hilton Head Island, Ser C, GO
Callable 03/01/26 @ 100
2.000%, 03/01/28	220,000	203,412
South Carolina State, Ser F, GO
Callable 06/01/26 @ 100
2.000%, 06/01/27	2,380,000	2,260,262

		4,243,010

Tennessee — 1.6%
Memphis, Ser A, GO
2.000%, 04/01/19	2,000,000	2,035,540

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2017 (Unaudited)

Description	Face Amount	Value
Memphis-Shelby County, Sports Authority, Ser A, RB
Callable 11/01/19 @ 100
5.000%, 11/01/22	$1,800,000	$1,953,720
Tennessee State, Housing Development Agency, RB
Callable 01/01/22 @ 100
2.750%, 07/01/24	260,000	265,213
Tennessee State, Housing Development Agency, Ser 2B, RB
2.350%, 01/01/21	280,000	286,857

		4,541,330

Texas — 53.7%
Alamo, Community College District, Ser A, RB
3.000%, 11/01/19	2,000,000	2,086,820
Andrews County, Hospital District, GO
2.750%, 03/15/20	1,250,000	1,283,938
Andrews County, Hospital District, GO, AGM
2.500%, 03/15/19	1,215,000	1,238,061
Bastrop, Independent School District, School Building Project, GO, AGC (A)
Pre-Refunded @ 100
5.000%, 02/15/19	1,000,000	1,070,690
Bayport Area, Gulf Coast Waste Disposal Authority, RB, AGM
5.000%, 10/01/21	250,000	283,875
5.000%, 10/01/22	200,000	230,142
Bexar County, GO
5.000%, 06/15/24	4,000,000	4,804,080
Bexar County, GO
Callable 06/15/26 @ 100
3.000%, 06/15/41	5,940,000	5,229,279
Capital Area, Cultural Education Facilities Finance, Roman Catholic Diocese, RB
5.125%, 04/01/20	685,000	742,156
Central Texas, Turnpike System, Ser C, RB
5.000%, 08/15/24	750,000	868,995
City of Austin, Water & Wastewater System Revenue, Ser A, RB, AMBAC
5.000%, 11/15/19	700,000	768,341
City of Austin, Water & Wastewater System Revenue, Ser A, RB, AMBAC (D)
5.000%, 11/15/19	300,000	329,130
Clifton, Higher Education Finance, Idea Public Schools Project, RB
4.800%, 08/15/21	500,000	530,415
Clifton, Higher Education Finance, RB, PSF-GTD
5.000%, 08/15/24	1,185,000	1,415,696
Clifton, Higher Education Finance, RB, PSF-GTD
Callable 08/15/24 @ 100
5.000%, 08/15/25	700,000	827,449
Clifton, Higher Education Finance, Ser A, RB
3.375%, 12/01/24	1,920,000	1,928,275
Clifton, Higher Education Finance, Ser B, RB
5.000%, 08/15/25	460,000	517,045
4.000%, 08/15/22	525,000	559,529
4.000%, 08/15/23	500,000	532,620

Description	Face Amount	Value
College Station, GO
Callable 02/15/18 @ 100
4.500%, 02/15/27	$1,730,000	$1,828,229
4.000%, 02/15/19	1,000,000	1,023,330
Corpus Christi, GO
4.000%, 03/01/19	1,010,000	1,064,641
Dallas Area, Rapid Transit, Ser A, RB
5.000%, 12/01/22	1,000,000	1,177,780
Dallas County, Schools Public Property Finance, GO
4.000%, 06/01/19	1,500,000	1,536,855
3.000%, 06/01/19	940,000	938,346
Dallas County, Schools Public Property Finance, Ser B, RB
Callable 05/22/17 @ 100
3.000%, 06/01/18	825,000	826,551
2.750%, 06/01/17	800,000	801,328
Dallas, GO (A)
Pre-Refunded @ 100
5.000%, 02/15/18	1,000,000	1,032,340
Dallas/Fort Worth, International Airport, Ser B, RB
5.000%, 11/01/19	1,395,000	1,523,772
Dallas/Fort Worth, International Airport, Ser F, RB
Callable 11/01/23 @ 100
5.250%, 11/01/30	2,000,000	2,327,580
Denton, GO
Callable 02/15/26 @ 100
3.000%, 02/15/29	1,845,000	1,872,306
3.000%, 02/15/30	1,855,000	1,864,961
Denton, Independent School District, GO (A)
Pre-Refunded @ 100
5.000%, 08/15/19	1,000,000	1,088,280
Downtown Redevelopment Authority, TA, BAM
5.000%, 09/01/25	1,000,000	1,169,360
Downtown Redevelopment Authority, TA, BAM
Callable 09/01/25 @ 100
5.000%, 09/01/29	1,000,000	1,127,960
El Paso County, Hospital District, GO
5.000%, 08/15/25	3,070,000	3,593,588
El Paso, Downtown Development, RB
5.000%, 08/15/23	905,000	1,041,257
El Paso, GO (A)
Pre-Refunded @ 100
5.500%, 08/15/19	1,000,000	1,099,590
El Paso, Water & Sewer Revenue, RB
5.000%, 03/01/24	425,000	506,443
Fort Bend, Independent School District, Ser A, GO, PSF-GTD
Callable 08/15/24 @ 100
5.000%, 08/15/26	5,050,000	6,048,789
Fort Worth, Independent School District, GO, PSF-GTD
Callable 02/15/25 @ 100
5.000%, 02/15/28	5,000,000	5,931,500
Grand Prairie, Independent School District, Ser B, GO
Callable 08/15/26 @ 100
3.000%, 02/15/29	4,555,000	4,562,744
Greenville, Electric Utility System, RB
Callable 02/15/19 @ 100
5.000%, 02/15/20	1,000,000	1,064,340

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2017 (Unaudited)

Description	Face Amount	Value
Harris County, Cultural Education Facilities Finance, Texas Children’s Hospital Project, RB
Callable 10/01/19 @ 100
5.500%, 10/01/39	$1,000,000	$1,089,830
Houston, Higher Education Finance, Ser A, RB, PSF-GTD
4.000%, 02/15/21	940,000	1,028,877
4.000%, 02/15/22	1,005,000	1,111,832
Houston, Independent School District, GO, PSF-GTD
5.000%, 02/15/23	2,500,000	2,957,200
Irving, Hotel Occupancy Project, GO
Callable 02/15/19 @ 100
5.000%, 08/15/39	1,280,000	1,361,510
Judson, Independent School District, GO, PSF-GTD
5.000%, 02/01/23	1,000,000	1,182,010
5.000%, 02/01/24	1,000,000	1,199,210
5.000%, 02/01/25	1,000,000	1,209,890
Kaufman County, GO, AGM
3.000%, 02/15/22	1,670,000	1,762,485
La Vernia, Higher Education Finance, Ser A, RB
4.200%, 08/15/25	750,000	759,728
La Vernia, Higher Education Finance, Ser A, RB
Callable 08/15/24 @ 100
5.250%, 08/15/35	3,435,000	3,528,947
Love Field, Airport Modernization, Southwest Airlines Project, RB
Callable 11/01/20 @ 100
5.250%, 11/01/40	2,500,000	2,703,225
Love Field, Airport Modernization, AMT, RB
5.000%, 11/01/22	1,000,000	1,149,250
New Hope, Cultural Education Facilities, RB
5.000%, 04/01/21	355,000	384,106
4.000%, 04/01/19	200,000	206,134
4.000%, 04/01/20	210,000	218,526
North East, Independent School District, Ser B, GO, PSF-GTD
5.000%, 02/01/22	1,330,000	1,544,782
5.000%, 02/01/23	1,410,000	1,666,634
North Harris County, Regional Water Authority, RB
3.000%, 12/15/20	2,015,000	2,125,442
North Texas, Tollway Authority, RB (A)
Pre-Refunded @ 100
5.750%, 01/01/18	1,000,000	1,032,550
North Texas, Tollway Authority, Ser C, RB
Callable 01/01/19 @ 100
5.250%, 01/01/20	1,250,000	1,332,813
Northside, Independent School District, GO, PSF-GTD (B)
1.350%, 06/01/33	2,730,000	2,735,460
Northwest, Independent School District, Ser B, GO, PSF-GTD
5.000%, 02/15/23	2,205,000	2,608,250
Olmos Park, Higher Education Facilities, RB
2.000%, 12/01/18	3,000,000	3,034,710
Permanent University Fund, RB
5.000%, 07/01/23	1,255,000	1,495,583

Description	Face Amount	Value
Pharr/San Juan/Alamo, Independent School District, School Building Project, GO, PSF-GTD (A)
Pre-Refunded @ 100
5.000%, 02/01/18	$1,000,000	$1,030,860
Polk County, GO, AGM
3.000%, 08/15/19	1,150,000	1,191,653
Round Rock, Independent School District, School Building Project, GO
Callable 08/01/18 @ 100
5.000%, 08/01/28	1,000,000	1,048,480
San Antonio, Education Facilities, RB
Callable 06/01/23 @ 100
5.000%, 06/01/25	1,200,000	1,384,524
San Antonio, GO
5.000%, 02/01/22	1,640,000	1,908,140
San Antonio, Public Facilities, RB
Callable 09/15/22 @ 100
5.000%, 09/15/23	500,000	579,415
5.000%, 09/15/26	3,000,000	3,414,750
San Antonio, Water System Revenue, RB
4.000%, 05/15/19	500,000	530,035
San Antonio, Water System Revenue, Ser B, RB
5.000%, 05/15/24	500,000	598,705
San Benito, Consolidated Independent School District, School Building Project, GO, PSF-GTD (A)
Pre-Refunded @ 100
5.000%, 02/15/18	1,000,000	1,032,670
San Jacinto, Community College District, GO
3.000%, 02/15/19	1,795,000	1,857,053
Sienna Plantation Levee, Improvement District, GO, BAM
4.000%, 09/01/19	500,000	531,980
Stephen F Austin State University, RB
5.000%, 10/15/23	250,000	294,558
Texas A&M University, Permanent University Fund, RB
Callable 07/01/21 @ 100
4.000%, 07/01/22	1,000,000	1,099,100
Texas A&M University, Permanent University Fund, Ser B, RB
Callable 07/01/25 @ 100
5.000%, 07/01/34	1,000,000	1,146,340
Texas City, Industrial Development, Arco Pipe Line Company Project, RB
7.375%, 10/01/20	500,000	589,070
Texas State, College Student Loan, GO
Callable 08/01/20 @ 100
5.000%, 08/01/21	1,000,000	1,121,390
4.625%, 08/01/30	1,200,000	1,282,428
Texas State, Department of Housing & Community Affairs, Ser B, RB, GNMA
Callable 01/01/21 @ 100
4.050%, 07/01/26	570,000	600,005
Texas State, Highway Improvement, GO
5.000%, 04/01/22	2,500,000	2,916,850
Texas State, Public Finance Authority, Cosmos Foundation, Ser A, RB (A)
Pre-Refunded @ 100
6.000%, 02/15/20	750,000	844,792

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2017 (Unaudited)

Description	Face Amount	Value
Texas State, Public Finance Authority, Financing System, Texas Southern University, RB
5.625%, 05/01/21	$1,440,000	$1,594,584
5.375%, 05/01/20	1,365,000	1,475,169
5.250%, 05/01/19	1,300,000	1,372,397
Texas State, Public Finance Authority, New Frontiers School, Ser A, RB
Callable 08/15/20 @ 100
5.800%, 08/15/40	1,100,000	1,135,794
Texas State, Public Finance Authority, RB, BAM
5.000%, 11/01/21	1,400,000	1,575,658
Texas State, Ser A, GO
5.000%, 10/01/21	1,000,000	1,154,850
Texas State, University System, Ser A, RB
5.000%, 03/15/21	1,000,000	1,136,540
Texas State, Water Financial Assistance, Ser B, GO
Callable 08/01/18 @ 100
5.000%, 08/01/26	2,010,000	2,109,776
Titus County, Pass-Through Toll Project, Ser B, GO
4.000%, 03/01/18	1,185,000	1,208,901
University of North Texas, Financing System Project, RB
Callable 04/15/18 @ 100
5.000%, 04/15/28	500,000	519,640

		148,013,497

Utah — 0.8%
Utah State, GO
5.000%, 07/01/19	2,000,000	2,172,580

Virginia — 3.5%
Fairfax County, Sewer Authority, RB (A)
Pre-Refunded @ 100
4.000%, 07/15/19	1,500,000	1,593,660
Suffolk, Ser A, GO
5.000%, 02/01/22	1,100,000	1,280,444
5.000%, 02/01/23	1,250,000	1,485,063
Virginia Commonwealth, Housing Development Authority, Sub-Ser C-3, RB
2.150%, 04/01/21	3,000,000	3,073,500
Virginia Commonwealth, Transportation Board, RB
4.000%, 03/15/19	2,000,000	2,109,180

		9,541,847

Washington — 0.3%
Everett, Public Facilities District, Ser A, RB
5.000%, 12/01/17	900,000	920,196

Wisconsin — 2.4%
Oshkosh City, Ser H, GO
Callable 08/01/24 @ 100
2.375%, 08/01/30	585,000	541,219
2.250%, 08/01/29	430,000	397,002
Wisconsin State, Ser 1, GO
5.000%, 11/01/24	3,000,000	3,650,160

Description	Face Amount	Value
Wisconsin State, Ser B, GO
Callable 05/01/21 @ 100
4.500%, 05/01/31	$2,000,000	$2,198,180

		6,786,561

Total Municipal Bonds (Cost $259,290,629)		261,157,293

CASH EQUIVALENTS — 4.8%
Federated Government Obligations Fund, Cl I, 0.650% (E) (Cost $13,352,951)	13,352,951	13,352,951

Total Investments — 99.1% (Cost $272,643,580)†		$274,510,244

Percentages are based on Net Assets of $277,066,924.

(A)	Pre-Refunded Securities - The maturity date shown is the pre-refunded date.
(B)	Variable Rate Security - The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2017.
(C)	Security in default on interest payments.
(D)	Security is escrowed to maturity.
(E)	Rate shown is the 7-day effective yield as of April 30, 2017.

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

AMBAC – American Municipal Bond Assurance Corporation

AMT – Alternative Minimum Tax (subject to)

BAM – Build America Mutual

Cl – Class

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

GO – General Obligation

NATL – National Public Finance Guaranty Corporation

PSF-GTD – Texas Public School Fund Guarantee

RB – Revenue Bond

Ser – Series

TA – Tax Allocation

†	At April 30, 2017, the tax basis of the Fund’s investments was $272,643,580, and the unrealized appreciation and depreciation were $5,737,450 and $(3,870,786), respectively.

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2017 (Unaudited)

The following is a list of the level of inputs used as of April 30, 2017 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$261,157,293	$—	$261,157,293
Cash Equivalent	13,352,951	—	—	13,352,951

Total Investments in Securities	$13,352,951	$261,157,293	$—	$274,510,244

For the period ended April 30, 2017, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1900

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: June 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: June 29, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: June 29, 2017